UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the period ended June 30, 2021. The first report applies to John Hancock Retirement Income 2040 Fund and the second report applies to five John Hancock Multimanager Lifestyle Portfolios.

Semiannual report
John Hancock
Retirement Income 2040 Fund
Asset allocation
June 30, 2021

A message to shareholders
Dear shareholder,
Equities delivered strong gains during the first half of 2021, but bond market performance was mixed. Stocks set new records as improved economic growth and healthy corporate earnings propelled gains. The passage of a substantial fiscal stimulus package, together with hopes for further stimulus later in the year, was an additional tailwind. Stocks benefited from these favorable conditions, with most major indexes finishing the period near all-time highs. However, market volatility increased as the period wore on, due to concerns over a new COVID-19 variant, rising inflation, and the pace of economic growth.
On the other hand, the interest-rate-sensitive segments of the bond market—particularly longer-term U.S. Treasuries—came under pressure from rising inflation and concerns that the U.S. Federal Reserve could begin to raise interest rates sooner than expected. Credit-oriented fixed-income investments, primarily high-yield bonds, posted stronger results thanks to improving corporate balance sheets and investors’ heightened demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
23	Continuation of investment advisory and subadvisory agreements
30	Statement regarding liquidity risk management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2021 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 6/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 6/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2021

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception (7-6-17)	6-month	Since inception (7-6-17)
Class R6[1]	1.62	5.90	-1.46	25.69
Index†	-0.33	3.92	-1.60	16.57
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class R6
Gross (%)	1.04
Net (%)	0.49
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Bloomberg Barclays U.S. Aggregate Bond Index.
See the following page for footnotes.
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2021, with the same investment held until June 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on January 1, 2021, with the same investment held until June 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$985.40	$1.92	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	7

Fund’s investments
AS OF 6-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 51.5%				$13,270,291
(Cost $12,896,096)
U.S. Government 51.5%				13,270,291
U.S. Treasury
Bond	1.375	11-15-40	45,000	40,423
Bond	3.500	02-15-39	494,000	617,944
Bond	3.875	08-15-40	225,000	295,813
Bond	4.250	05-15-39	280,000	383,173
Bond	4.250	11-15-40	265,000	365,555
Bond	4.375	02-15-38	336,000	462,512
Bond	4.375	11-15-39	555,000	772,079
Bond	4.500	02-15-36	1,060,000	1,455,181
Bond	4.500	05-15-38	790,000	1,103,408
Bond	4.625	02-15-40	340,000	488,059
Bond	4.750	02-15-37	545,000	773,645
Bond	5.000	05-15-37	530,000	772,434
Bond	5.250	02-15-29	70,000	90,273
Bond	5.375	02-15-31	555,000	754,713
Bond	5.500	08-15-28	275,000	355,728
Bond	6.125	08-15-29	25,000	34,363
Bond	6.250	05-15-30	6,000	8,467
Bond	6.500	11-15-26	70,000	90,431
Bond	6.625	02-15-27	260,000	340,570
Bond	8.125	08-15-21	141,000	142,416
Note	0.125	12-31-22	115,000	114,901
Note	0.125	07-15-23	16,000	15,958
Note	0.500	03-31-25	70,000	69,653
Note	0.625	12-31-27	115,000	111,177
Note	0.625	08-15-30	175,000	163,037
Note	0.750	01-31-28	130,000	126,562
Note	1.125	02-15-31	145,000	140,763
Note	1.500	01-15-23	50,000	51,014
Note	1.500	11-30-24	155,000	159,935
Note	1.625	12-31-21	200,000	201,555
Note	1.625	08-15-29	145,000	148,302
Note	1.750	12-31-26	65,000	67,747
Note	1.750	11-15-29	120,000	123,863
Note	1.875	06-30-26	185,000	193,983
Note	2.000	10-31-22	70,000	71,725
Note	2.000	02-15-25	320,000	336,000
Note	2.250	12-31-23	450,000	471,217
Note	2.250	03-31-26	45,000	47,960
Note	2.250	11-15-27	135,000	144,408
8	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.375	01-31-23	70,000	$72,420
Note	2.500	02-15-22	225,000	228,428
Note	2.625	02-15-29	180,000	197,381
Note	2.750	08-15-21	50,000	50,168
Note	2.750	02-15-24	330,000	350,457
Note	2.750	02-15-28	125,000	137,729
Note	2.875	11-30-25	50,000	54,555

Note	2.875	05-15-28	65,000	72,206
Corporate bonds 35.8%				$9,245,835
(Cost $8,088,110)
Communication services 5.9%				1,527,644
Diversified telecommunication services 2.6%
AT&T, Inc. (A)	2.550	12-01-33	97,000	96,092
AT&T, Inc.	4.500	05-15-35	90,000	105,644
AT&T, Inc.	5.350	09-01-40	50,000	64,497
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	81,085
Verizon Communications, Inc.	4.400	11-01-34	80,000	95,297
Verizon Communications, Inc.	4.500	08-10-33	115,000	137,421
Verizon Communications, Inc.	5.250	03-16-37	75,000	98,383
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	84,153
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	92,158
Charter Communications Operating LLC	6.384	10-23-35	80,000	106,933
Comcast Corp.	4.250	01-15-33	130,000	154,928
Comcast Corp.	6.500	11-15-35	55,000	79,997
Comcast Corp.	7.050	03-15-33	75,000	108,913
ViacomCBS, Inc.	5.500	05-15-33	105,000	133,253
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.000	02-15-41	90,000	88,890
Consumer discretionary 2.0%				528,407
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	66,421
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	75,490
Hotels, restaurants and leisure 0.6%
Expedia Group, Inc.	3.250	02-15-30	80,000	83,564
McDonald’s Corp.	6.300	03-01-38	60,000	85,955
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	64,488
eBay, Inc.	3.450	08-01-24	70,000	75,216
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.3%
Lowe’s Companies, Inc.	5.000	04-15-40	60,000	$77,273
Consumer staples 2.1%				529,733
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	104,324
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	58,200
Diageo Capital PLC	2.000	04-29-30	100,000	100,070
PepsiCo, Inc.	1.625	05-01-30	100,000	98,302
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	98,481
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	70,356
Energy 4.0%				1,043,591
Oil, gas and consumable fuels 4.0%
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	60,154
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	72,100
ConocoPhillips	5.900	10-15-32	80,000	106,919
Energy Transfer LP	3.900	07-15-26	60,000	65,514
Energy Transfer LP	6.050	06-01-41	50,000	63,402
Energy Transfer LP	7.500	07-01-38	45,000	63,371
EOG Resources, Inc.	3.900	04-01-35	85,000	98,130
Exxon Mobil Corp.	3.043	03-01-26	55,000	59,712
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	96,338
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	62,733
Shell International Finance BV	4.125	05-11-35	55,000	65,415
Suncor Energy, Inc.	5.950	05-15-35	50,000	65,778
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	100,825
Valero Energy Corp.	7.500	04-15-32	45,000	63,200
Financials 5.5%				1,410,592
Banks 2.8%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	121,274
Citigroup, Inc.	6.000	10-31-33	85,000	112,903
Citigroup, Inc.	6.625	06-15-32	80,000	108,943
HSBC Holdings PLC	7.625	05-17-32	75,000	105,176
JPMorgan Chase & Co.	5.500	10-15-40	80,000	109,642
JPMorgan Chase & Co.	6.400	05-15-38	60,000	88,003
U.S. Bancorp	2.950	07-15-22	70,000	71,818
Capital markets 1.2%
Morgan Stanley	3.125	07-27-26	100,000	108,348
Morgan Stanley	7.250	04-01-32	70,000	101,765
10	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
S&P Global, Inc.	1.250	08-15-30	90,000	$85,186
Insurance 1.5%
American International Group, Inc.	3.875	01-15-35	95,000	107,436
Lincoln National Corp.	3.800	03-01-28	50,000	55,890
MetLife, Inc.	6.500	12-15-32	50,000	71,010
Prudential Financial, Inc.	3.905	12-07-47	63,000	73,173
The Travelers Companies, Inc.	6.750	06-20-36	60,000	90,025
Health care 3.6%				936,483
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	72,270
AbbVie, Inc.	4.550	03-15-35	90,000	109,234
Biogen, Inc.	2.250	05-01-30	100,000	100,272
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	60,621
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	123,025
CVS Health Corp.	4.875	07-20-35	65,000	79,160
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	75,790
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	106,356
Merck & Company, Inc.	3.900	03-07-39	60,000	71,214
Pfizer, Inc.	3.400	05-15-24	55,000	59,555
Wyeth LLC	5.950	04-01-37	55,000	78,986
Industrials 3.4%				871,846
Aerospace and defense 1.5%
Lockheed Martin Corp.	4.500	05-15-36	60,000	75,065
Raytheon Technologies Corp.	4.450	11-16-38	50,000	60,501
Raytheon Technologies Corp.	5.700	04-15-40	65,000	90,608
The Boeing Company	2.950	02-01-30	60,000	61,434
The Boeing Company	3.600	05-01-34	80,000	84,295
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	62,399
Industrial conglomerates 0.4%
General Electric Company	6.750	03-15-32	70,000	97,030
General Electric Company	6.875	01-10-39	7,000	10,472
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	94,552
CSX Corp.	6.000	10-01-36	45,000	61,925
Trading companies and distributors 0.7%
GATX Corp.	4.000	06-30-30	80,000	90,160
International Lease Finance Corp.	8.625	01-15-22	80,000	83,405
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	11

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.7%				$702,908
IT services 0.3%
Fidelity National Information Services, Inc.	2.250	03-01-31	70,000	69,875
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	4.300	11-15-32	80,000	91,098
Micron Technology, Inc.	4.663	02-15-30	65,000	75,553
NVIDIA Corp.	2.850	04-01-30	65,000	70,361
Software 1.1%
Microsoft Corp.	2.525	06-01-50	22,000	21,615
Microsoft Corp.	3.500	02-12-35	65,000	75,427
Microsoft Corp.	4.100	02-06-37	38,000	46,798
Microsoft Corp.	4.200	11-03-35	55,000	67,765
ServiceNow, Inc.	1.400	09-01-30	75,000	70,366
Technology hardware, storage and peripherals 0.4%
Dell International LLC	6.020	06-15-26	95,000	114,050
Materials 1.8%				467,985
Chemicals 0.5%
Linde, Inc.	3.200	01-30-26	45,000	49,253
The Dow Chemical Company	2.100	11-15-30	75,000	74,066
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	77,341
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	69,809
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	68,701
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	49,899
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	78,916
Real estate 1.4%				361,495
Equity real estate investment trusts 1.4%
Crown Castle International Corp.	4.300	02-15-29	120,000	138,011
Duke Realty LP	1.750	07-01-30	70,000	67,124
Equinix, Inc.	2.150	07-15-30	85,000	84,457
Regency Centers LP	3.700	06-15-30	65,000	71,903
Utilities 3.4%				865,151
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	102,838
Florida Power & Light Company	5.950	02-01-38	60,000	86,867
MidAmerican Energy Company	5.750	11-01-35	70,000	96,327
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	61,078
PacifiCorp	5.250	06-15-35	55,000	71,974
Virginia Electric & Power Company	6.350	11-30-37	85,000	123,524
Xcel Energy, Inc.	6.500	07-01-36	45,000	65,078
12	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	$57,482
Dominion Energy, Inc.	6.300	03-15-33	60,000	80,279
DTE Energy Company	6.375	04-15-33	80,000	119,704

	Shares	Value
Affiliated investment companies (B) 11.9%		$3,068,679
(Cost $2,221,243)
Equity 11.9%		3,068,679
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	210,328	3,068,679

	Yield (%)	Shares	Value
Short-term investments 0.3%			$74,451
(Cost $74,451)
Short-term funds 0.3%			74,451
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	74,451	74,451

Total investments (Cost $23,279,900) 99.5%	$25,659,256
Other assets and liabilities, net 0.5%	130,421
Total net assets 100.0%	$25,789,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds’ subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
At 6-30-21, the aggregate cost of investments for federal income tax purposes was $24,064,451. Net unrealized appreciation aggregated to $1,594,805, of which $1,758,796 related to gross unrealized appreciation and $163,991 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $21,058,657)	$22,590,577
Affiliated investments, at value (Cost $2,221,243)	3,068,679
Total investments, at value (Cost $23,279,900)	25,659,256
Interest receivable	192,609
Receivable for investments sold	234,880
Receivable from affiliates	1,058
Other assets	15,300
Total assets	26,103,103
Liabilities
Distributions payable	259,877
Payable to affiliates
Accounting and legal services fees	1,029
Transfer agent fees	200
Other liabilities and accrued expenses	52,320
Total liabilities	313,426
Net assets	$25,789,677
Net assets consist of
Paid-in capital	$24,467,264
Total distributable earnings (loss)	1,322,413
Net assets	$25,789,677

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($25,789,677 ÷ 501,407 shares)	$51.43
14	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 6-30-21 (unaudited)

Investment income
Interest	$282,601
Expenses
Investment management fees	50,909
Accounting and legal services fees	1,617
Transfer agent fees	1,268
Trustees’ fees	370
Custodian fees	17,874
State registration fees	13,470
Printing and postage	6,716
Professional fees	26,861
Other	6,015
Total expenses	125,100
Less expense reductions	(75,032)
Net expenses	50,068
Net investment income	232,533
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	181,219
Affiliated investments	13,307
194,526
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,175,861)
Affiliated investments	349,703
(826,158)
Net realized and unrealized loss	(631,632)
Decrease in net assets from operations	$(399,099)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$232,533	$548,237
Net realized gain	194,526	177,938
Change in net unrealized appreciation (depreciation)	(826,158)	1,860,484
Increase (decrease) in net assets resulting from operations	(399,099)	2,586,659
Distributions to shareholders
From earnings
Class R6	(521,747)[1]	(738,766)
From tax return of capital
Class R6	—	(286,300)
Total distributions	(521,747)	(1,025,066)
From fund share transactions	28,676	74,234
Total increase (decrease)	(892,170)	1,635,827
Net assets
Beginning of period	26,681,847	25,046,020
End of period	$25,789,677	$26,681,847

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
16	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS R6 SHARES Period ended	6-30-21[1]	12-31-20	12-31-19	12-31-18	12-31-17[2]
Per share operating performance
Net asset value, beginning of period	$53.27	$50.15	$45.97	$51.19	$50.00
Net investment income[3,4]	0.46	1.10	1.19	1.24	0.69
Net realized and unrealized gain (loss) on investments	(1.26)	4.07	5.70	(3.31)	1.56
Total from investment operations	(0.80)	5.17	6.89	(2.07)	2.25
Less distributions
From net investment income	(1.04)[5]	(1.48)	(2.03)	(1.76)	(0.98)
From net realized gain	—	—	(0.68)	(1.39)	(0.08)
From tax return of capital	—	(0.57)	—	—	—
Total distributions	(1.04)	(2.05)	(2.71)	(3.15)	(1.06)
Net asset value, end of period	$51.43	$53.27	$50.15	$45.97	$51.19
Total return (%)[6]	(1.46)[7]	10.45	15.14	(4.08)	4.53[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$27	$25	$26	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.98[9]	0.97	0.86	1.54	0.88[10]
Expenses including reductions[8]	0.39[9]	0.38	0.38	0.36	0.34[10]
Net investment income[4]	1.83[9]	2.10	2.43	2.53	2.29[10]
Portfolio turnover (%)	8	26	18	25	17

[1]	Six months ended 6-30-21. Unaudited.
[2]	Period from 7-6-17 (commencement of operations) to 12-31-17. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
[9]	Annualized.
[10]	Annualized. Certain income and expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
The fund operates in part as a fund of funds and may invest in other funds for which the fund’s investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund’s investment advisor (collectively, “Underlying Funds”). Class R6 shares are only available to certain retirement plans, institutions and other investors.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
18	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,270,291	—	$13,270,291	—
Corporate bonds	9,245,835	—	9,245,835	—
Affiliated investment companies	3,068,679	$3,068,679	—	—
Short-term investments	74,451	74,451	—	—
Total investments in securities	$25,659,256	$3,143,130	$22,516,126	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2021 were $2,929.
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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, the fund has a short-term capital loss carryforward of $56,408 and a long-term capital loss carryforward of $179,369 available to offset future net realized capital gains. These carryforwards do not expire.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of a) 0.40% of the first $7.5 billion of average net assets and b) 0.39% of the excess over $7.5 billion of average net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
20	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

Effective on May 1, 2021 to the extent that expenses of Class R6 shares exceed 0.42% of average net assets attributable to the class (“expense limitation”), the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, “expenses of Class R6 shares” means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on April 30, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2021, the expense limitation was 0.38%.
The expense reductions described above amounted to $75,032 for the six months ended June 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	21

Note 5—Fund share transactions
Transactions in fund shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	523	$26,683	2,378	$124,454
Distributions reinvested	39	1,993	20	1,037
Repurchased	—	—	(950)	(51,257)
Net increase	562	$28,676	1,448	$74,234
Total net increase	562	$28,676	1,448	$74,234
Affiliates of the fund owned 100% of shares of Class R6 on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $584,005 and $1,194,805, respectively, for the six months ended June 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $1,524,211 and $900,586, respectively, for the six months ended June 30, 2021.
Note 7—Investment in affiliated underlying funds
The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At June 30, 2021, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	210,328	$2,882,900	$856	$(178,087)	$13,307	$349,703	—	—	$3,068,679
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
22	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (North America) Limited (the Subadvisor) for John Hancock Retirement Income 2040 Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
24	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2020. The Board also noted that the fund outperformed the peer group median for the one- and three-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one- and three-year periods. The Board also noted that the fund outperformed its peer group median and benchmark index since the fund’s inception in July 2017. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	25

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
26	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that with respect to the John Hancock underlying portfolios in which the Fund invests, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are the Fund and the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)	reviewed the fund’s advisory fee structure and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	27

The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
28	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

(4)	noted that the subadvisory fees are paid by the Advisor not the fund, and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Retirement Income 2040 Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (North America) Limited (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
30	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited
Portfolio Managers
Sonia Chatigny, MSc, CFA
Jean-François Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio del Campo, BSc, MSc, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1710261	621SA 6/21
8/2021

Semiannual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
June 30, 2021

A message to shareholders
Dear shareholder,
Equities delivered strong gains during the first half of 2021, but bond market performance was mixed. Stocks set new records as improved economic growth and healthy corporate earnings propelled gains. The passage of a substantial fiscal stimulus package, together with hopes for further stimulus later in the year, was an additional tailwind. Stocks benefited from these favorable conditions, with most major indexes finishing the period near all-time highs. However, market volatility increased as the period wore on, due to concerns over a new COVID-19 variant, rising inflation, and the pace of economic growth.
On the other hand, the interest-rate-sensitive segments of the bond market—particularly longer-term U.S. Treasuries—came under pressure from rising inflation and concerns that the U.S. Federal Reserve could begin to raise interest rates sooner than expected. Credit-oriented fixed-income investments, primarily high-yield bonds, posted stronger results thanks to improving corporate balance sheets and investors’ heightened demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Multimanager Lifestyle Aggressive Portfolio
6	Multimanager Lifestyle Growth Portfolio
7	Multimanager Lifestyle Balanced Portfolio
8	Multimanager Lifestyle Moderate Portfolio
9	Multimanager Lifestyle Conservative Portfolio
10	Your expenses
13	Portfolios’ investments
19	Financial statements
24	Financial highlights
34	Notes to financial statements
58	Continuation of investment advisory and subadvisory agreements
65	Statement regarding liquidity risk management
66	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 6/30/2021 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2021 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2021 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Aggressive Target Allocation Index which seeks 92.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Aggressive Index comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE Bank of America Long U.S. STRIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the MSCI EAFE (Europe, Australasia, Far East) Index, a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
Index 5 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	99.0
Equity	90.6
U.S. Large Cap	30.8
International Equity	23.3
U.S. Mid Cap	12.7
U.S. Small Cap	8.6
Emerging-Market Equity	8.5
Large Blend	5.2
Sector Equity	1.5
Fixed income	0.7
Emerging-Market Debt	0.5
High Yield Bond	0.2
Alternative and specialty	7.7
Sector Equity	6.7
Absolute Return	1.0
U.S. Government	1.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	36.15	40.59	43.02	42.44	42.79	43.12	43.20	43.08	37.97	39.86	40.79	32.35	41.64
5 year	13.66	13.91	15.07	14.59	14.89	15.13	15.20	15.13	15.12	14.80	17.65	10.28	15.87
10-year	9.70	9.43	10.12	10.06	10.31	10.57	10.66	10.64	11.68	11.33	14.84	5.89	11.91
Cumulative returns
6-months	8.51	12.21	13.79	13.55	13.69	13.84	13.85	13.81	12.38	12.92	15.25	8.83	13.32
5 year	89.69	91.76	101.74	97.59	100.18	102.31	102.86	102.32	102.16	99.40	125.36	63.08	108.86
10-year	152.37	146.28	162.17	160.72	166.71	173.04	175.42	174.90	201.91	192.43	298.93	77.24	208.19
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.45	2.15	1.15	1.54	1.39	1.09	1.04	1.07
Net (%)	1.44	2.15	1.14	1.54	1.29	1.09	1.04	1.07
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

Multimanager Lifestyle Growth Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Growth Index comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
Index 5 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.9
Equity	75.4
U.S. Large Cap	26.4
International Equity	20.7
U.S. Mid Cap	10.3
U.S. Small Cap	6.7
Emerging-Market Equity	6.1
Large Blend	4.0
Sector Equity	1.2
Fixed income	13.6
Intermediate Bond	5.2
Multi-Sector Bond	3.0
Emerging-Market Debt	1.9
Bank Loan	1.9
High Yield Bond	1.6
Alternative and specialty	6.9
Sector Equity	5.5
Absolute Return	1.4
U.S. Government	4.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	29.43	33.54	35.98	35.44	35.70	35.96	36.04	35.99	36.11	31.00	33.36	40.79	-0.33	33.06
5 year	11.73	11.97	13.10	12.65	12.94	13.16	13.21	13.17	13.23	13.12	13.14	17.65	3.03	13.56
10-year	8.68	8.41	9.10	9.03	9.33	9.57	9.63	9.60	9.66	10.34	10.28	14.84	3.39	10.45
Cumulative returns
6-months	6.30	9.93	11.52	11.29	11.46	11.49	11.50	11.50	11.59	9.93	10.70	15.25	-1.60	10.44
5 year	74.08	76.03	85.10	81.44	83.77	85.59	85.99	85.65	86.12	85.20	85.38	125.36	16.08	88.85
10-year	129.98	124.30	138.81	137.42	144.09	149.31	150.70	150.18	151.51	167.51	166.01	298.93	39.62	170.28
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	1.08	1.47	1.32	1.02	0.97	1.01	0.96
Net (%)	1.37	2.08	1.07	1.47	1.22	1.02	0.97	1.01	0.96
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderate Target Allocation Index which seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Balanced Index comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
Index 5 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.8
Equity	56.3
U.S. Large Cap	19.0
International Equity	16.3
U.S. Mid Cap	7.4
U.S. Small Cap	4.9
Large Blend	3.9
Emerging-Market Equity	3.8
Sector Equity	1.0
Fixed income	28.9
Intermediate Bond	8.7
Multi-Sector Bond	7.2
Emerging-Market Debt	3.5
Bank Loan	3.5
High Yield Bond	3.2
Short-Term Bond	1.8
Infrastructure	1.0
Alternative and specialty	6.6
Sector Equity	4.1
Absolute Return	2.0
Multi-Asset Income	0.5
U.S. Government	8.2
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	21.92	25.73	28.07	27.61	27.74	28.10	28.12	28.09	28.14	23.59	24.63	40.79	-0.33	24.89
5 year	9.58	9.83	10.94	10.49	10.76	10.99	11.05	11.00	11.05	11.07	10.92	17.65	3.03	11.20
10-year	7.35	7.08	7.75	7.69	8.00	8.22	8.27	8.26	8.31	9.11	9.02	14.84	3.39	8.93
Cumulative returns
6-months	3.80	7.30	8.86	8.60	8.74	8.90	8.92	8.90	8.93	7.49	7.57	15.25	-1.60	7.61
5 year	58.01	59.82	68.07	64.70	66.70	68.42	68.86	68.54	68.92	69.04	67.88	125.36	16.08	70.06
10-year	103.26	98.18	110.91	109.74	115.90	120.39	121.31	121.10	122.12	139.22	137.16	298.93	39.62	135.33
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.34	2.04	1.04	1.42	1.27	0.97	0.92	0.96	0.91
Net (%)	1.33	2.04	1.03	1.42	1.17	0.97	0.92	0.96	0.91
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Multimanager Lifestyle Moderate Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Moderate Index comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
Index 5 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.5
Equity	38.0
U.S. Large Cap	13.5
International Equity	12.7
U.S. Mid Cap	4.9
U.S. Small Cap	2.7
Large Blend	2.4
Emerging-Market Equity	1.8
Fixed income	47.2
Intermediate Bond	12.3
Multi-Sector Bond	8.4
Infrastructure	8.0
Emerging-Market Debt	5.1
Bank Loan	5.0
High Yield Bond	4.8
Short-Term Bond	3.6
Alternative and specialty	6.3
Absolute Return	2.5
Sector Equity	1.8
Multi-Asset Income	1.5
Infrastructure	0.5
U.S. Government	8.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	13.92	17.46	19.63	19.27	19.45	19.68	19.79	19.69	19.79	14.98	17.02	40.79	-0.33	17.12
5 year	6.99	7.21	8.30	7.89	8.13	8.35	8.42	8.37	8.43	8.15	8.52	17.65	3.03	8.81
10-year	5.85	5.58	6.24	6.19	6.44	6.66	6.75	6.74	6.79	7.02	7.29	14.84	3.39	7.36
Cumulative returns
6-months	1.00	4.39	5.91	5.75	5.83	5.93	5.97	5.93	5.97	4.26	4.88	15.25	-1.60	4.83
5 year	40.16	41.67	48.98	46.18	47.82	49.35	49.78	49.45	49.86	47.95	50.52	125.36	16.08	52.51
10-year	76.50	72.04	83.11	82.26	86.69	90.64	92.23	91.95	92.86	97.02	102.18	298.93	39.62	103.41
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.28	1.98	0.98	1.37	1.22	0.92	0.87	0.91	0.86
Net (%)	1.27	1.98	0.97	1.37	1.12	0.92	0.87	0.91	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Conservative Index comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
Index 5 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.0
Equity	18.4
International Equity	6.9
U.S. Large Cap	4.9
U.S. Mid Cap	2.5
U.S. Small Cap	2.0
Large Blend	1.2
Emerging-Market Equity	0.9
Fixed income	66.1
Intermediate Bond	18.0
Infrastructure	13.1
Multi-Sector Bond	9.9
Emerging-Market Debt	6.9
Bank Loan	6.9
High Yield Bond	6.3
Short-Term Bond	5.0
Alternative and specialty	6.5
Absolute Return	2.8
Multi-Asset Income	2.0
Infrastructure	1.7
U.S. Government	9.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	6.43	9.67	11.72	11.37	11.64	11.77	11.83	11.87	8.12	10.24	40.79	-0.33	9.73
5 year	4.50	4.73	5.78	5.38	5.62	5.83	5.89	5.86	5.87	6.11	17.65	3.03	6.38
10-year	4.20	3.94	4.59	4.54	4.78	5.02	5.09	5.09	5.31	5.38	14.84	3.39	5.73
Cumulative returns
6-months	-2.00	1.24	2.75	2.63	2.68	2.78	2.81	2.78	1.79	2.44	15.25	-1.60	2.11
5 year	24.61	25.99	32.45	29.94	31.45	32.77	33.14	32.97	32.98	34.55	125.36	16.08	36.22
10-year	50.90	47.16	56.58	55.93	59.49	63.15	64.31	64.27	67.72	68.83	298.93	39.62	74.57
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.26	1.96	0.96	1.34	1.19	0.89	0.84	0.88
Net (%)	1.25	1.96	0.95	1.34	1.09	0.89	0.84	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,136.10	$2.65	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class C	Actual expenses/actual returns	1,000.00	1,132.10	6.34	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class I	Actual expenses/actual returns	1,000.00	1,137.90	1.06	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R2	Actual expenses/actual returns	1,000.00	1,135.50	3.12	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Class R4	Actual expenses/actual returns	1,000.00	1,136.90	1.85	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,138.40	0.80	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,138.50	0.53	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,138.10	0.74	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,113.10	$2.67	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class C	Actual expenses/actual returns	1,000.00	1,109.30	6.33	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class I	Actual expenses/actual returns	1,000.00	1,115.20	1.10	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R2	Actual expenses/actual returns	1,000.00	1,112.90	3.14	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,114.60	1.84	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,114.90	0.84	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,115.00	0.58	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,115.00	0.79	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 5	Actual expenses/actual returns	1,000.00	1,115.90	0.52	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,087.00	$2.69	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class C	Actual expenses/actual returns	1,000.00	1,083.00	6.35	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class I	Actual expenses/actual returns	1,000.00	1,088.60	1.14	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R2	Actual expenses/actual returns	1,000.00	1,086.00	3.16	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class R4	Actual expenses/actual returns	1,000.00	1,087.40	1.91	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Class R5	Actual expenses/actual returns	1,000.00	1,089.00	0.88	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,089.20	0.62	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,089.00	0.83	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 5	Actual expenses/actual returns	1,000.00	1,089.30	0.57	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,057.80	$2.81	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class C	Actual expenses/actual returns	1,000.00	1,053.90	6.37	1.25%
	Hypothetical example	1,000.00	1,018.60	6.26	1.25%
Class I	Actual expenses/actual returns	1,000.00	1,059.10	1.28	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R2	Actual expenses/actual returns	1,000.00	1,057.50	3.32	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,058.30	2.04	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R5	Actual expenses/actual returns	1,000.00	1,059.30	0.97	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual expenses/actual returns	1,000.00	1,059.70	0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual expenses/actual returns	1,000.00	1,059.30	0.97	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 5	Actual expenses/actual returns	1,000.00	1,059.70	0.71	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,026.00	$2.91	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Class C	Actual expenses/actual returns	1,000.00	1,022.40	6.42	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,027.50	1.41	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Class R2	Actual expenses/actual returns	1,000.00	1,026.30	3.11	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,026.80	2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R5	Actual expenses/actual returns	1,000.00	1,027.80	1.11	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R6	Actual expenses/actual returns	1,000.00	1,028.10	0.91	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,027.80	1.11	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 90.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,256,876	$268,779,171
Capital Appreciation, Class NAV, JHF II (Jennison)	5,694,945	129,503,041
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,933,478	83,617,750
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,557,305	190,519,658
Disciplined Value International, Class NAV, JHIT (Boston Partners)	14,191,040	204,918,621
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,378,796	273,194,676
Equity Income, Class NAV, JHF II (T. Rowe Price)	13,845,626	302,111,566
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,749,984	60,032,146
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,986,540	301,422,263
Global Equity, Class NAV, JHF II (MIM US) (B)	2,832,220	42,001,828
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,163,791	95,045,651
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,207,780	52,350,967
International Growth, Class NAV, JHF III (Wellington)	2,919,307	118,027,600
International Small Company, Class NAV, JHF II (DFA)	9,208,099	121,086,503
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,541,162	327,937,955
Mid Cap Stock, Class NAV, JHF II (Wellington)	8,365,348	240,754,722
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,511,194	283,984,076
Multifactor Emerging Markets ETF, JHETF (DFA)	2,511,808	79,587,641
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,453,119	140,416,767
Small Cap Growth, Class NAV, JHF II (Redwood)	3,716,498	99,007,509
Small Cap Value, Class NAV, JHF II (Wellington)	4,726,567	114,571,977
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,866,787	214,758,785
Fixed income - 0.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,121,860	19,860,614
High Yield, Class NAV, JHBT (MIM US) (B)	2,873,596	10,000,114
Alternative and specialty - 7.7%
Diversified Macro, Class NAV, JHIT (Graham)	4,307,423	41,222,040
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	16,087,684	180,182,066
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,864,857	64,022,919
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	5,929,235	32,255,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,656,684,445)		$4,091,173,665
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	$137,901

TOTAL COMMON STOCKS (Cost $91,719)		$137,901
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 2.104%, 11/15/2048	$19,047,000	10,681,152
U.S. Treasury STRIPS, PO, 2.112%, 02/15/2047	7,444,000	4,322,805
U.S. Treasury STRIPS, PO, 2.113%, 05/15/2047	18,490,000	10,679,184
U.S. Treasury STRIPS, PO, 2.120%, 05/15/2050	31,529,000	17,053,454

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,083,615)		$42,736,595
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,696,860,802) - 100.0%		$4,134,049,184
Other assets and liabilities, net - (0.0%)		(211,439)
TOTAL NET ASSETS - 100.0%		$4,133,837,745
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 75.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	9,751,551	$615,712,939
Capital Appreciation, Class NAV, JHF II (Jennison)	14,579,253	331,532,212
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	34,414,383	415,037,457
Disciplined Value, Class NAV, JHF III (Boston Partners)	18,001,416	453,815,706
Disciplined Value International, Class NAV, JHIT (Boston Partners)	32,217,110	465,215,068
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	31,800,479	499,903,537
Equity Income, Class NAV, JHF II (T. Rowe Price)	32,220,401	703,049,141
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,382,407	139,327,954
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,354,480	$146,308,801
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,205,837	544,833,322
Global Equity, Class NAV, JHF II (MIM US) (B)	12,266,099	181,906,254
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,271,597	204,648,031
International Dynamic Growth, Class NAV, JHIT (Axiom)	7,226,604	117,938,172
International Growth, Class NAV, JHF III (Wellington)	5,931,912	239,827,222
International Small Company, Class NAV, JHF II (DFA)	21,002,997	276,189,411
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	65,556,774	753,247,331
Mid Cap Stock, Class NAV, JHF II (Wellington)	18,878,429	543,321,184
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,236,338	650,435,131
Multifactor Emerging Markets ETF, JHETF (DFA)	6,648,133	210,648,753
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,822,307	335,772,257
Small Cap Growth, Class NAV, JHF II (Redwood)	7,404,711	197,261,489
Small Cap Value, Class NAV, JHF II (Wellington)	10,188,632	246,972,435
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	39,136,002	470,414,740
Fixed income - 13.6%
Bond, Class NAV, JHSB (MIM US) (B)	36,509,124	602,035,459
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	24,302,188	227,468,484
Floating Rate Income, Class NAV, JHF II (Bain Capital)	26,233,057	217,734,372
High Yield, Class NAV, JHBT (MIM US) (B)	54,050,988	188,097,438
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	30,515,155	347,262,462
Alternative and specialty - 6.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	8,113,783	84,302,205
Diversified Macro, Class NAV, JHIT (Graham)	9,104,769	87,132,635
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	36,144,817	404,821,953
Health Sciences, Class NAV, JHF II (T. Rowe Price)	22,976,345	149,116,481
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	14,365,644	78,149,101

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,700,106,950)		$11,129,439,137
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	313,293

TOTAL COMMON STOCKS (Cost $208,367)		$313,293
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$44,824,814	$46,832,301
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	67,314,981	72,382,887
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	81,440,199	87,894,970
U.S. Treasury STRIPS, PO, 2.104%, 11/15/2048	117,588,000	65,940,845
U.S. Treasury STRIPS, PO, 2.112%, 02/15/2047	45,956,000	26,687,107
U.S. Treasury STRIPS, PO, 2.113%, 05/15/2047	114,149,000	65,928,508
U.S. Treasury STRIPS, PO, 2.120%, 05/15/2050	194,650,000	105,282,596

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $456,732,418)		$470,949,214
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $8,157,048,758) - 100.0%		$11,600,702,667
Other assets and liabilities, net - 0.0%		385,280
TOTAL NET ASSETS - 100.0%		$11,601,087,947
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 56.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,171,816	$389,688,446
Capital Appreciation, Class NAV, JHF II (Jennison)	8,064,184	183,379,539
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,527,835	440,525,692
Disciplined Value, Class NAV, JHF III (Boston Partners)	11,254,566	283,727,605
Disciplined Value International, Class NAV, JHIT (Boston Partners)	24,653,896	356,002,260
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	18,575,762	292,010,983
Equity Income, Class NAV, JHF II (T. Rowe Price)	20,132,673	439,294,931
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,762,712	103,970,007
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,620,599	135,939,059
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,176,729	$315,802,462
Global Equity, Class NAV, JHF II (MIM US) (B)	13,802,591	204,692,422
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,375,190	53,552,322
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,953,604	107,224,573
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,365,393	87,563,218
International Growth, Class NAV, JHF III (Wellington)	4,676,947	189,088,986
International Small Company, Class NAV, JHF II (DFA)	11,365,267	149,453,259
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	41,145,839	472,765,695
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,289,541	353,692,994
Mid Value, Class NAV, JHF II (T. Rowe Price)	22,805,189	446,297,556
Multifactor Emerging Markets ETF, JHETF (DFA)	3,891,963	123,318,404
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,505,149	216,757,001
Small Cap Growth, Class NAV, JHF II (Redwood)	5,231,678	139,371,914
Small Cap Value, Class NAV, JHF II (Wellington)	7,344,312	178,026,128
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,447,825	426,082,862
Fixed income - 28.9%
Bond, Class NAV, JHSB (MIM US) (B)	57,062,213	940,955,888
Core Bond, Class NAV, JHF II (Wells Capital)	8,426,217	109,962,133
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,657,054	380,550,030
Floating Rate Income, Class NAV, JHF II (Bain Capital)	44,982,210	373,352,344
High Yield, Class NAV, JHBT (MIM US) (B)	99,252,790	345,399,709
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	19,009,320	191,043,664
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	68,328,822	777,581,996
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	9,906,234	102,925,770
Diversified Macro, Class NAV, JHIT (Graham)	10,808,389	103,436,281
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	25,390,665	284,375,449
Health Sciences, Class NAV, JHF II (T. Rowe Price)	17,152,872	111,322,141
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,987,011	54,458,155
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,210,424	55,544,706

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,401,933,699)		$9,919,136,584
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$194,130

TOTAL COMMON STOCKS (Cost $129,115)		$194,130
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$83,547,143	87,288,815
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	125,465,058	134,910,878
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	151,791,830	163,822,517
U.S. Treasury STRIPS, PO, 2.104%, 11/15/2048	223,458,000	125,310,485
U.S. Treasury STRIPS, PO, 2.112%, 02/15/2047	87,335,000	50,716,305
U.S. Treasury STRIPS, PO, 2.113%, 05/15/2047	216,923,000	125,287,211
U.S. Treasury STRIPS, PO, 2.120%, 05/15/2050	369,899,000	200,071,548

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $860,213,706)		$887,407,759
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $8,262,277,543) - 100.0%		$10,806,739,496
Other assets and liabilities, net - (0.0%)		(314,705)
TOTAL NET ASSETS - 100.0%		$10,806,424,791
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 38.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,031,761	$65,145,374
Capital Appreciation, Class NAV, JHF II (Jennison)	1,348,088	30,655,528
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,911,012	131,586,811
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,090,280	52,695,958
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,317,388	62,343,076
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,004,763	31,514,872
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,774,280	$82,354,794
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,788,299	39,398,666
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	786,158	59,441,430
Global Equity, Class NAV, JHF II (MIM US) (B)	4,531,897	67,208,033
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,046,009	37,283,150
International Growth, Class NAV, JHF III (Wellington)	1,371,613	55,454,325
International Small Company, Class NAV, JHF II (DFA)	2,002,464	26,332,397
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,459,972	108,695,077
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,559,970	73,675,939
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,215,961	82,506,363
Multifactor Emerging Markets ETF, JHETF (DFA)	785,124	24,876,968
Small Cap Core, Class NAV, JHIT (MIM US) (B)	666,751	12,561,584
Small Cap Growth, Class NAV, JHF II (Redwood)	1,304,494	34,751,711
Small Cap Value, Class NAV, JHF II (Wellington)	1,521,767	36,887,639
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,405,205	76,990,564
Fixed income - 47.2%
Bond, Class NAV, JHSB (MIM US) (B)	23,431,243	386,381,189
Core Bond, Class NAV, JHF II (Wells Capital)	19,337,222	252,350,745
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,011,461	159,227,276
Floating Rate Income, Class NAV, JHF II (Bain Capital)	19,123,666	158,726,429
High Yield, Class NAV, JHBT (MIM US) (B)	42,938,874	149,427,283
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,190,269	112,462,205
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	23,203,305	264,053,611
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,756,583	39,030,902
Diversified Macro, Class NAV, JHIT (Graham)	4,092,755	39,167,665
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,968,706	55,649,502
Infrastructure, Class NAV, JHIT (Wellington)	1,052,801	15,349,833
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,336,682	47,356,564

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,374,523,938)		$2,871,543,463
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	32,556
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $21,656)		$32,556
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$36,462,235	$38,095,202
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	54,753,295	58,875,477
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	66,241,998	71,492,198
U.S. Treasury STRIPS, PO, 2.104%, 11/15/2048	43,125,000	24,183,581
U.S. Treasury STRIPS, PO, 2.112%, 02/15/2047	16,856,000	9,788,447
U.S. Treasury STRIPS, PO, 2.113%, 05/15/2047	41,864,000	24,179,196
U.S. Treasury STRIPS, PO, 2.120%, 05/15/2050	71,385,000	38,610,830

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $260,956,659)		$265,224,931
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,635,503,276) - 100.0%		$3,136,801,973
Other assets and liabilities, net - 0.0%		122,895
TOTAL NET ASSETS - 100.0%		$3,136,924,868
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 18.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	374,607	$23,652,663
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,350,439	52,466,296
Disciplined Value, Class NAV, JHF III (Boston Partners)	530,868	13,383,193
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,627,594	23,502,460
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,411,909	22,195,215
Equity Income, Class NAV, JHF II (T. Rowe Price)	958,741	20,919,728
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,316,092	18,596,375
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	164,985	12,474,487
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	1,673,632	$24,819,965
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,317,241	16,123,033
International Growth, Class NAV, JHF III (Wellington)	528,918	21,384,161
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,752,038	66,090,911
Mid Cap Stock, Class NAV, JHF II (Wellington)	975,697	28,080,557
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,742,287	34,096,565
Small Cap Growth, Class NAV, JHF II (Redwood)	893,669	23,807,341
Small Cap Value, Class NAV, JHF II (Wellington)	1,064,777	25,810,199
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,548,280	30,630,323
Fixed income - 66.1%
Bond, Class NAV, JHSB (MIM US) (B)	27,190,933	448,378,490
Core Bond, Class NAV, JHF II (Wells Capital)	25,130,323	327,950,711
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,284,083	171,139,013
Floating Rate Income, Class NAV, JHF II (Bain Capital)	20,600,972	170,988,070
High Yield, Class NAV, JHBT (MIM US) (B)	45,241,820	157,441,532
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,369,725	124,315,740
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,800,793	248,093,021
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	6,609,053	68,668,058
Infrastructure, Class NAV, JHIT (Wellington)	2,938,770	42,847,269
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,562,296	49,820,274

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,045,572,211)		$2,267,675,650
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$48,431,249	50,600,250
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	72,725,545	78,200,794
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	87,989,152	94,962,980

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $226,150,700)		$223,764,024
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)	$1,023
Total investments (Cost $2,271,723,934) - 100.0%	$2,491,440,697
Other assets and liabilities, net - 0.0%	802,466
TOTAL NET ASSETS - 100.0%	$2,492,243,163
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-21 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$42,875,519	$471,263,530	$887,602,912	$265,258,510	$223,765,047
Affiliated investments, at value	4,091,173,665	11,129,439,137	9,919,136,584	2,871,543,463	2,267,675,650
Total investments, at value	4,134,049,184	11,600,702,667	10,806,739,496	3,136,801,973	2,491,440,697
Dividends and interest receivable	208,725	4,845,241	8,768,817	3,556,101	3,797,693
Receivable for fund shares sold	488,902	1,276,578	1,304,358	498,931	3,273,937
Receivable for investments sold	8,736,362	19,060,158	16,550,773	2,071,734	2,136,537
Receivable from affiliates	195	642	660	246	242
Other assets	133,934	291,116	283,763	129,665	126,899
Total assets	4,143,617,302	11,626,176,402	10,833,647,867	3,143,058,650	2,500,776,005
Liabilities
Due to custodian	2,709	7,611	11,347	12,004	11,411
Distributions payable	—	—	64,287	94,425	202,341
Payable for investments purchased	112,944	4,414,328	8,370,616	3,431,537	3,680,149
Payable for fund shares repurchased	9,301,798	19,675,734	17,822,481	2,261,093	4,348,999
Payable to affiliates
Accounting and legal services fees	165,803	466,688	435,898	126,900	100,461
Transfer agent fees	70,148	232,339	236,835	89,094	85,753
Distribution and service fees	2,621	6,468	5,465	2,614	1,804
Other liabilities and accrued expenses	123,534	285,287	276,147	116,115	101,924
Total liabilities	9,779,557	25,088,455	27,223,076	6,133,782	8,532,842
Net assets	$4,133,837,745	$11,601,087,947	$10,806,424,791	$3,136,924,868	$2,492,243,163
Net assets consist of
Paid-in capital	$2,492,645,829	$7,650,574,806	$7,796,990,435	$2,526,778,100	$2,224,237,232
Total distributable earnings (loss)	1,641,191,916	3,950,513,141	3,009,434,356	610,146,768	268,005,931
Net assets	$4,133,837,745	$11,601,087,947	$10,806,424,791	$3,136,924,868	$2,492,243,163
Unaffiliated investments, at cost	$40,176,357	$456,941,808	$860,343,844	$260,979,338	$226,151,723
Affiliated investments, at cost	2,656,684,445	7,700,106,950	7,401,933,699	2,374,523,938	2,045,572,211
Total investments, at cost	2,696,860,802	8,157,048,758	8,262,277,543	2,635,503,276	2,271,723,934
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$670,413,287	$2,208,424,373	$2,272,404,522	$849,014,354	$827,980,538
Shares outstanding	36,510,965	124,681,227	135,838,313	56,994,741	59,570,887
Net asset value and redemption price per share	$18.36	$17.71	$16.73	$14.90	$13.90
Class C1
Net assets	$61,807,599	$220,218,039	$204,219,471	$85,926,133	$69,971,169
Shares outstanding	3,370,029	12,467,476	12,215,469	5,736,101	5,033,620
Net asset value, offering price and redemption price per share	$18.34	$17.66	$16.72	$14.98	$13.90
Class I
Net assets	$10,294,614	$41,174,775	$42,326,945	$12,929,305	$21,137,997
Shares outstanding	561,982	2,337,134	2,548,973	874,162	1,523,610
Net asset value, offering price and redemption price per share	$18.32	$17.62	$16.61	$14.79	$13.87
Class R2
Net assets	$12,960,083	$28,363,777	$23,673,466	$8,792,528	$8,635,757
Shares outstanding	712,479	1,616,969	1,424,927	592,279	622,277
Net asset value, offering price and redemption price per share	$18.19	$17.54	$16.61	$14.85	$13.88
Class R4
Net assets	$2,859,958	$5,242,495	$7,413,468	$3,153,098	$2,797,012
Shares outstanding	156,536	296,222	444,336	212,984	201,715
Net asset value, offering price and redemption price per share	$18.27	$17.70	$16.68	$14.80	$13.87
Class R5
Net assets	$2,341,019	$6,848,913	$17,995,745	$8,598,299	$2,796,449
Shares outstanding	127,676	385,598	1,076,474	580,992	201,581
Net asset value, offering price and redemption price per share	$18.34	$17.76	$16.72	$14.80	$13.87
Class R6
Net assets	$59,075,554	$134,311,454	$111,030,915	$35,068,623	$18,769,050
Shares outstanding	3,223,379	7,611,904	6,690,161	2,374,602	1,353,891
Net asset value, offering price and redemption price per share	$18.33	$17.64	$16.60	$14.77	$13.86
Class 1
Net assets	$3,314,085,631	$8,541,355,843	$7,942,018,395	$2,063,862,635	$1,540,155,191
Shares outstanding	181,233,826	484,144,921	478,657,920	139,464,375	111,076,579
Net asset value, offering price and redemption price per share	$18.29	$17.64	$16.59	$14.80	$13.87
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

STATEMENTS OF ASSETS AND LIABILITIES 6-30-21 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$415,148,278	$185,341,864	$69,579,893	—
Shares outstanding	—	23,567,749	11,164,083	4,710,561	—
Net asset value, offering price and redemption price per share	—	$17.62	$16.60	$14.77	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$19.23	$18.54	$17.52	$15.60	$14.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 6-30-21 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$2,792,163	$32,641,827	$58,000,276	$24,134,612	$24,704,900
Interest	104,328	2,604,525	4,883,609	1,834,069	2,120,993
Dividends from unaffiliated investments	—	3,050	14,443	28,889	15,762
Total investment income	2,896,491	35,249,402	62,898,328	25,997,570	26,841,655
Expenses
Investment management fees	3,883,039	10,782,875	10,426,480	3,020,873	2,760,113
Distribution and service fees	2,116,650	6,487,655	6,388,396	2,211,209	1,971,266
Accounting and legal services fees	263,603	740,400	687,337	199,550	159,009
Transfer agent fees	409,310	1,362,274	1,394,671	521,742	505,091
Trustees’ fees	38,342	109,379	103,600	30,288	24,387
Custodian fees	21,429	22,964	22,962	22,913	22,413
State registration fees	60,738	73,213	72,242	64,268	76,258
Printing and postage	27,592	68,344	66,483	28,912	26,555
Professional fees	50,348	110,513	109,127	46,503	41,429
Other	47,397	110,899	111,601	37,595	39,222
Total expenses	6,918,448	19,868,516	19,382,899	6,183,853	5,625,743
Less expense reductions	(2,662,486)	(6,632,488)	(5,607,778)	(1,356,143)	(1,120,353)
Net expenses	4,255,962	13,236,028	13,775,121	4,827,710	4,505,390
Net investment income (loss)	(1,359,471)	22,013,374	49,123,207	21,169,860	22,336,265
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	168,409	14,294,821	34,867,746	19,093,190	21,262,261
Affiliated investments	108,224,920	262,187,456	269,990,467	57,109,294	26,058,787
	108,393,329	276,482,277	304,858,213	76,202,484	47,321,048
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,683,198	1,885,148	(3,236,407)	(12,089,683)	(21,546,282)
Affiliated investments	409,436,859	936,537,981	552,847,712	92,062,009	18,390,102
	412,120,057	938,423,129	549,611,305	79,972,326	(3,156,180)
Net realized and unrealized gain	520,513,386	1,214,905,406	854,469,518	156,174,810	44,164,868
Increase in net assets from operations	$519,153,915	$1,236,918,780	$903,592,725	$177,344,670	$66,501,133
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,359,471)	$30,470,761	$22,013,374	$123,382,211	$49,123,207	$148,703,963
Net realized gain	108,393,329	219,043,695	276,482,277	595,523,261	304,858,213	509,750,214
Change in net unrealized appreciation (depreciation)	412,120,057	368,036,335	938,423,129	918,394,846	549,611,305	723,409,727
Increase in net assets resulting from operations	519,153,915	617,550,791	1,236,918,780	1,637,300,318	903,592,725	1,381,863,904
Distributions to shareholders
From earnings
Class A	—	(32,717,730)	—	(113,123,342)	(7,141,920)	(110,861,734)
Class B1	—	—	—	—	—	(1,944)
Class C	—	(3,189,432)	—	(12,602,299)	(13,925)	(11,604,224)
Class I	—	(448,712)	—	(2,094,976)	(190,016)	(2,123,231)
Class R1[1]	—	—	—	—	—	(19,569)
Class R2	—	(627,482)	—	(1,520,869)	(68,754)	(1,155,648)
Class R3[1]	—	—	—	—	—	(42,904)
Class R4	—	(226,503)	—	(323,461)	(30,716)	(431,209)
Class R5	—	(149,978)	—	(454,553)	(86,739)	(906,893)
Class R6	—	(3,029,935)	—	(7,801,107)	(540,169)	(7,517,224)
Class 1	—	(180,624,181)	—	(495,197,048)	(39,557,084)	(448,254,151)
Class 5	—	—	—	(22,510,588)	(943,977)	(9,760,567)
Total distributions	—	(221,013,953)	—	(655,628,243)	(48,573,300)	(592,679,298)
Portfolio share transactions
From portfolio share transactions	(238,500,650)	(244,344,067)	(685,598,371)	(777,015,824)	(553,421,149)	(838,943,480)
Total increase (decrease)	280,653,265	152,192,771	551,320,409	204,656,251	301,598,276	(49,758,874)
Net assets
Beginning of period	3,853,184,480	3,700,991,709	11,049,767,538	10,845,111,287	10,504,826,515	10,554,585,389
End of period	$4,133,837,745	$3,853,184,480	$11,601,087,947	$11,049,767,538	$10,806,424,791	$10,504,826,515

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$21,169,860	$52,125,049	$22,336,265	$48,529,173
Net realized gain	76,202,484	117,074,362	47,321,048	62,705,889
Change in net unrealized appreciation (depreciation)	79,972,326	159,973,630	(3,156,180)	107,732,878
Increase in net assets resulting from operations	177,344,670	329,173,041	66,501,133	218,967,940
Distributions to shareholders
From earnings
Class A	(4,350,324)	(35,830,513)	(6,045,741)	(29,776,585)
Class B1	—	(9,853)	—	(32,791)
Class C	(157,358)	(4,348,770)	(284,734)	(3,521,540)
Class I	(84,497)	(554,322)	(183,129)	(742,118)
Class R1[1]	—	(22,460)	—	(64,126)
Class R2	(42,405)	(358,927)	(61,029)	(250,345)
Class R3[1]	—	(30,889)	—	(49,718)
Class R4	(18,580)	(156,719)	(22,672)	(135,331)
Class R5	(60,106)	(421,145)	(25,637)	(146,306)
Class R6	(254,334)	(1,952,366)	(172,939)	(1,046,980)
Class 1	(14,491,817)	(104,269,552)	(14,390,124)	(71,703,124)
Class 5	(496,842)	(3,299,848)	—	—
Total distributions	(19,956,263)	(151,255,364)	(21,186,005)	(107,468,964)
Portfolio share transactions
From portfolio share transactions	(93,761,861)	(190,472,993)	(59,314,617)	8,264,408
Total increase (decrease)	63,626,546	(12,555,316)	(13,999,489)	119,763,384
Net assets
Beginning of period	3,073,298,322	3,085,853,638	2,506,242,652	2,386,479,268
End of period	$3,136,924,868	$3,073,298,322	$2,492,243,163	$2,506,242,652

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2021[6]	16.16	(0.03)	2.23	2.20	—	—	—	18.36	13.61[7]	0.63[8]	0.50[8]	(0.35)[8]	670	9
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	(1.18)	14.72	6.92	0.53	0.47	0.78	419	31
Class C
06-30-2021[6]	16.20	(0.09)	2.23	2.14	—	—	—	18.34	13.21[7]	1.33[8]	1.20[8]	(1.06)[8]	62	9
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	—[9]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	—[9]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
12-31-2016	14.92	—[9]	0.91	0.91	(0.01)	(1.06)	(1.07)	14.76	6.07	1.23	1.19	0.01	155	31
Class I
06-30-2021[6]	16.10	—[9]	2.22	2.22	—	—	—	18.32	13.79[7]	0.33[8]	0.20[8]	(0.04)[8]	10	9
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	(1.22)	14.67	7.18	0.22	0.17	1.25	4	31
Class R2
06-30-2021[6]	16.02	(0.04)	2.21	2.17	—	—	—	18.19	13.55[7]	0.72[8]	0.59[8]	(0.44)[8]	13	9
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	(1.16)	14.64	6.78	0.62	0.58	0.67	7	31
Class R4
06-30-2021[6]	16.07	(0.02)	2.22	2.20	—	—	—	18.27	13.69[7]	0.58[8]	0.35[8]	(0.20)[8]	3	9
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	(1.20)	14.66	7.10	0.47	0.33	0.76	7	31
Class R5
06-30-2021[6]	16.11	—[9]	2.23	2.23	—	—	—	18.34	13.84[7]	0.28[8]	0.15[8]	(0.01)[8]	2	9
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
12-31-2016	14.83	0.15	0.93	1.08	(0.17)	(1.06)	(1.23)	14.68	7.30	0.17	0.13	1.01	7	31
Class R6
06-30-2021[6]	16.10	—[9]	2.23	2.23	—	—	—	18.33	13.85[7]	0.23[8]	0.10[8]	0.05[8]	59	9
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16	0.93	1.09	(0.18)	(1.06)	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2021[6]	16.07	—[9]	2.22	2.22	—	—	—	18.29	13.81[7]	0.27[8]	0.14[8]	0.01[8]	3,314	9
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16	0.91	1.07	(0.17)	(1.06)	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-21. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights continued
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2021[6]	15.91	0.01	1.79	1.80	—	—	—	17.71	11.31[7]	0.63[8]	0.51[8]	0.12[8]	2,208	13
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	(1.12)	14.77	6.69	0.52	0.47	1.19	1,587	28
Class C
06-30-2021[6]	15.92	(0.05)	1.79	1.74	—	—	—	17.66	10.93[7]	1.33[8]	1.21[8]	(0.60)[8]	220	13
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	(1.00)	14.80	5.93	1.22	1.19	0.45	670	28
Class I
06-30-2021[6]	15.80	0.04	1.78	1.82	—	—	—	17.62	11.52[7]	0.33[8]	0.21[8]	0.42[8]	41	13
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	(1.16)	14.69	6.97	0.21	0.17	2.27	16	28
Class R2
06-30-2021[6]	15.76	—[9]	1.78	1.78	—	—	—	17.54	11.29[7]	0.72[8]	0.60[8]	0.02[8]	28	13
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	(1.10)	14.68	6.56	0.61	0.58	1.14	18	28
Class R4
06-30-2021[6]	15.89	0.02	1.79	1.81	—	—	—	17.70	11.46[7]	0.57[8]	0.35[8]	0.27[8]	5	13
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	(1.14)	14.75	6.85	0.46	0.33	1.18	15	28
Class R5
06-30-2021[6]	15.93	0.04	1.79	1.83	—	—	—	17.76	11.49[7]	0.27[8]	0.16[8]	0.47[8]	7	13
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	(1.17)	14.77	7.05	0.16	0.13	1.40	21	28
Class R6
06-30-2021[6]	15.82	0.04	1.78	1.82	—	—	—	17.64	11.50[7]	0.22[8]	0.11[8]	0.52[8]	134	13
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
Class 1
06-30-2021[6]	15.82	0.04	1.78	1.82	—	—	—	17.64	11.50[7]	0.26[8]	0.15[8]	0.47[8]	8,541	13
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2021[6]	15.79	0.04	1.79	1.83	—	—	—	17.62	11.59[7]	0.21[8]	0.10[8]	0.53[8]	415	13
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-21. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2021[6]	15.44	0.05	1.29	1.34	(0.05)	—	(0.05)	16.73	8.70[7]	0.63[8]	0.52[8]	0.67[8]	2,272	19
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	(0.95)	14.32	6.73	0.52	0.47	1.64	1,782	23
Class C
06-30-2021[6]	15.44	—[9]	1.28	1.28	—[9]	—	—[9]	16.72	8.30[7]	1.33[8]	1.23[8]	(0.06)[8]	204	19
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	(0.85)	14.33	5.99	1.22	1.19	0.90	792	23
Class I
06-30-2021[6]	15.33	0.08	1.28	1.36	(0.08)	—	(0.08)	16.61	8.86[7]	0.33[8]	0.22[8]	0.97[8]	42	19
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	(1.00)	14.24	7.01	0.21	0.17	2.42	17	23
Class R2
06-30-2021[6]	15.34	0.05	1.27	1.32	(0.05)	—	(0.05)	16.61	8.60[7]	0.71[8]	0.61[8]	0.58[8]	24	19
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	(0.94)	14.25	6.66	0.61	0.58	1.57	16	23
Class R4
06-30-2021[6]	15.40	0.06	1.29	1.35	(0.07)	—	(0.07)	16.68	8.74[7]	0.58	0.37	0.80	7	19
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	(0.97)	14.29	6.90	0.46	0.33	1.68	21	23
Class R5
06-30-2021[6]	15.43	0.08	1.29	1.37	(0.08)	—	(0.08)	16.72	8.90[7]	0.28[8]	0.17[8]	1.02[8]	18	19
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	(1.00)	14.31	7.10	0.16	0.13	1.86	17	23
Class R6
06-30-2021[6]	15.32	0.08	1.28	1.36	(0.08)	—	(0.08)	16.60	8.92[7]	0.23[8]	0.12[8]	1.06[8]	111	19
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
Class 1
06-30-2021[6]	15.31	0.08	1.28	1.36	(0.08)	—	(0.08)	16.59	8.90[7]	0.27[8]	0.16[8]	1.02[8]	7,942	19
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2021[6]	15.32	0.09	1.28	1.37	(0.09)	—	(0.09)	16.60	8.93[7]	0.22[8]	0.11[8]	1.08[8]	185	19
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-21. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2021[6]	14.16	0.08	0.74	0.82	(0.08)	—	(0.08)	14.90	5.78[7]	0.64[8]	0.55[8]	1.15[8]	849	22
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	(0.68)	13.30	6.52	0.51	0.48	2.06	680	25
Class C
06-30-2021[6]	14.24	0.03	0.74	0.77	(0.03)	—	(0.03)	14.98	5.39[7]	1.34[8]	1.25[8]	0.41[8]	86	22
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	(0.58)	13.30	5.69	1.21	1.19	1.30	354	25
Class I
06-30-2021[6]	14.06	0.10	0.73	0.83	(0.10)	—	(0.10)	14.79	5.91[7]	0.34[8]	0.25[8]	1.46[8]	13	22
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	(0.72)	13.25	6.78	0.20	0.18	2.77	5	25
Class R2
06-30-2021[6]	14.11	0.07	0.74	0.81	(0.07)	—	(0.07)	14.85	5.75[7]	0.74[8]	0.65[8]	1.03[8]	9	22
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	(0.67)	13.25	6.35	0.60	0.58	1.98	7	25
Class R4
06-30-2021[6]	14.07	0.09	0.73	0.82	(0.09)	—	(0.09)	14.80	5.83[7]	0.58[8]	0.40[8]	1.29[8]	3	22
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	(0.70)	13.24	6.53	0.45	0.34	2.07	8	25
Class R5
06-30-2021[6]	14.07	0.11	0.72	0.83	(0.10)	—	(0.10)	14.80	5.93[7]	0.28[8]	0.19[8]	1.49[8]	9	22
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	(0.73)	13.26	6.82	0.15	0.13	2.31	9	25
Class R6
06-30-2021[6]	14.04	0.11	0.73	0.84	(0.11)	—	(0.11)	14.77	5.97[7]	0.23[8]	0.15[8]	1.53[8]	35	22
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
Class 1
06-30-2021[6]	14.07	0.11	0.72	0.83	(0.10)	—	(0.10)	14.80	5.93[7]	0.27[8]	0.19[8]	1.50[8]	2,064	22
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2021[6]	14.04	0.11	0.73	0.84	(0.11)	—	(0.11)	14.77	5.97[7]	0.22[8]	0.14[8]	1.56[8]	70	22
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-21. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2021[6]	13.65	0.11	0.24	0.35	(0.10)	—	(0.10)	13.90	2.60[7]	0.67[8]	0.58[8]	1.60[8]	828	25
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	(0.49)	12.60	5.40	0.51	0.48	2.26	607	23
Class C
06-30-2021[6]	13.65	0.06	0.25	0.31	(0.06)	—	(0.06)	13.90	2.24[7]	1.37[8]	1.28[8]	0.86[8]	70	25
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	(0.40)	12.61	4.74	1.21	1.19	1.48	310	23
Class I
06-30-2021[6]	13.62	0.13	0.24	0.37	(0.12)	—	(0.12)	13.87	2.75[7]	0.37[8]	0.28[8]	1.91[8]	21	25
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	(0.53)	12.58	5.73	0.20	0.18	3.04	11	23
Class R2
06-30-2021[6]	13.62	0.10	0.26	0.36	(0.10)	—	(0.10)	13.88	2.63[7]	0.71[8]	0.62[8]	1.54[8]	9	25
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	(0.48)	12.59	5.39	0.60	0.58	1.95	4	23
Class R4
06-30-2021[6]	13.62	0.12	0.24	0.36	(0.11)	—	(0.11)	13.87	2.68[7]	0.61[8]	0.42[8]	1.75[8]	3	25
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	(0.51)	12.58	5.56	0.45	0.34	2.35	6	23
Class R5
06-30-2021[6]	13.62	0.13	0.25	0.38	(0.13)	—	(0.13)	13.87	2.78[7]	0.31[8]	0.22[8]	1.93[8]	3	25
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	(0.54)	12.58	5.77	0.15	0.13	2.53	7	23
Class R6
06-30-2021[6]	13.61	0.14	0.24	0.38	(0.13)	—	(0.13)	13.86	2.81[7]	0.26[8]	0.18[8]	1.99[8]	19	25
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2021[6]	13.62	0.13	0.25	0.38	(0.13)	—	(0.13)	13.87	2.78[7]	0.30[8]	0.22[8]	1.94[8]	1,540	25
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-21. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,091,173,665	$4,091,173,665	—	—
Common stocks	137,901	—	—	$137,901
U.S. Government and Agency obligations	42,736,595	—	$42,736,595	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$4,134,049,184	$4,091,174,688	$42,736,595	$137,901

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,129,439,137	$11,129,439,137	—	—
Common stocks	313,293	—	—	$313,293
U.S. Government and Agency obligations	470,949,214	—	$470,949,214	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$11,600,702,667	$11,129,440,160	$470,949,214	$313,293

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,919,136,584	$9,919,136,584	—	—
Common stocks	194,130	—	—	$194,130
U.S. Government and Agency obligations	887,407,759	—	$887,407,759	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$10,806,739,496	$9,919,137,607	$887,407,759	$194,130

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,871,543,463	$2,871,543,463	—	—
Common stocks	32,556	—	—	$32,556
U.S. Government and Agency obligations	265,224,931	—	$265,224,931	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,136,801,973	$2,871,544,486	$265,224,931	$32,556

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$2,267,675,650	$2,267,675,650	—	—
U.S. Government and Agency obligations	223,764,024	—	$223,764,024	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$2,491,440,697	$2,267,676,673	$223,764,024	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$13,356
Multimanager Lifestyle Growth Portfolio	32,622
Multimanager Lifestyle Balanced Portfolio	30,812
Multimanager Lifestyle Moderate Portfolio	11,013
Multimanager Lifestyle Conservative Portfolio	9,415
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,740,476,016	$1,394,383,030	$(809,862)	$1,393,573,168
Multimanager Lifestyle Growth Portfolio	8,315,420,799	3,290,001,443	(4,719,575)	3,285,281,868
Multimanager Lifestyle Balanced Portfolio	8,414,596,710	2,397,687,183	(5,544,397)	2,392,142,786
Multimanager Lifestyle Moderate Portfolio	2,670,282,069	468,317,372	(1,797,468)	466,519,904
Multimanager Lifestyle Conservative Portfolio	2,298,789,890	195,037,483	(2,386,676)	192,650,807
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
JHF II or JHF III fund assets	0.050%	0.040%
Other assets	0.500%	0.490%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$434,628	$41,090	$6,087	$8,152	$1,803	$1,597	$34,502	$2,133,242	—	$2,661,101
Multimanager Lifestyle Growth Portfolio	1,265,399	133,139	23,009	15,880	2,865	3,761	73,072	4,883,989	$228,897	6,630,011
Multimanager Lifestyle Balanced Portfolio	1,185,402	114,320	21,101	12,180	4,072	8,954	53,480	4,112,228	92,150	5,603,887
Multimanager Lifestyle Moderate Portfolio	366,528	39,802	5,460	3,822	1,306	3,695	15,013	890,039	28,971	1,354,636
Multimanager Lifestyle Conservative Portfolio	366,973	33,114	9,044	3,906	1,212	1,249	8,078	695,409	—	1,118,985
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.06%
Multimanager Lifestyle Growth Portfolio	0.07%
Multimanager Lifestyle Balanced Portfolio	0.09%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.11%
Multimanager Lifestyle Conservative Portfolio	0.13%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2021:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,385
Portfolio	Class R4
Multimanager Lifestyle Growth Portfolio	$2,477

38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class R4
Multimanager Lifestyle Balanced Portfolio	$3,891
Multimanager Lifestyle Moderate Portfolio	1,507
Portfolio	Class R4
Multimanager Lifestyle Conservative Portfolio	$1,368
Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2021:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$155,796	$500,225	$392,489	$202,127	$190,984
Retained for printing prospectus, advertising and sales literature	16,547	55,365	42,157	15,632	20,727
Sales commission to unrelated broker-dealers	139,249	444,860	350,332	186,495	170,257
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2021, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$1,459	$2,098
Multimanager Lifestyle Growth Portfolio	14,365	6,496
Multimanager Lifestyle Balanced Portfolio	12,981	3,960
Multimanager Lifestyle Moderate Portfolio	6,585	1,748
Multimanager Lifestyle Conservative Portfolio	33,618	1,129
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended June 30, 2021 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$958,195	$365,091
	Class C	312,516	35,633
	Class I	—	5,104
	Class R2	30,268	618
	Class R4	4,830	137
	Class R5	592	121
	Class R6	—	2,606
	Class 1	810,249	—
	Total	$2,116,650	$409,310
Multimanager Lifestyle Growth Portfolio	Class A	$3,153,690	$1,201,233
	Class C	1,150,064	131,019
	Class I	—	21,818
	Class R2	67,855	1,365
	Class R4	8,573	246
	Class R5	1,613	321
	Class R6	—	6,272
	Class 1	2,105,860	—
	Total	$6,487,655	$1,362,274
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Balanced Portfolio	Class A	$3,258,089	$1,240,609
	Class C	1,094,394	124,525
	Class I	—	22,077
	Class R2	56,013	1,157
	Class R4	13,627	388
	Class R5	4,123	853
	Class R6	—	5,062
	Class 1	1,962,150	—
	Total	$6,388,396	$1,394,671
Multimanager Lifestyle Moderate Portfolio	Class A	$1,207,744	$459,770
	Class C	460,749	52,396
	Class I	—	6,840
	Class R2	22,169	439
	Class R4	5,266	150
	Class R5	2,036	424
	Class R6	—	1,723
	Class 1	513,245	—
	Total	$2,211,209	$521,742
Multimanager Lifestyle Conservative Portfolio	Class A	$1,182,039	$449,963
	Class C	373,082	42,429
	Class I	—	11,082
	Class R2	19,451	437
	Class R4	4,702	136
	Class R5	699	139
	Class R6	—	905
	Class 1	391,293	—
	Total	$1,971,266	$505,091
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,497,378	$43,565,753	6,086,715	$85,704,177
Distributions reinvested	—	—	2,024,949	32,479,983
Repurchased	(3,030,669)	(52,750,585)	(7,267,080)	(100,404,825)
Net increase (decrease)	(533,291)	$(9,184,832)	844,584	$17,779,335
Class B shares
Sold	—	—	2,473	$26,621
Repurchased	—	—	(241,424)	(3,373,144)
Net decrease	—	—	(238,951)	$(3,346,523)
Class C shares
Sold	223,354	$3,903,782	537,503	$7,230,838
Distributions reinvested	—	—	197,540	3,176,435
Repurchased	(838,376)	(14,573,805)	(2,894,100)	(42,118,060)
Net decrease	(615,022)	$(10,670,023)	(2,159,057)	$(31,710,787)
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	195,977	$3,440,292	272,837	$3,861,658
Distributions reinvested	—	—	24,976	399,117
Repurchased	(112,632)	(1,985,006)	(602,711)	(8,226,902)
Net increase (decrease)	83,345	$1,455,286	(304,898)	$(3,966,127)
Class R1 shares
Sold	—	—	39,411	$533,386
Repurchased	—	—	(366,818)	(5,479,027)
Net decrease	—	—	(327,407)	$(4,945,641)
Class R2 shares
Sold	64,217	$1,106,053	560,266	$8,472,180
Distributions reinvested	—	—	35,455	563,739
Repurchased	(74,267)	(1,290,096)	(222,982)	(3,241,296)
Net increase (decrease)	(10,050)	$(184,043)	372,739	$5,794,623
Class R3 shares
Sold	—	—	110,013	$1,490,697
Repurchased	—	—	(696,983)	(8,697,718)
Net decrease	—	—	(586,970)	$(7,207,021)
Class R4 shares
Sold	14,170	$244,197	109,807	$1,545,287
Distributions reinvested	—	—	14,201	226,503
Repurchased	(13,768)	(239,959)	(304,257)	(4,474,787)
Net increase (decrease)	402	$4,238	(180,249)	$(2,702,997)
Class R5 shares
Sold	6,442	$112,161	93,372	$1,249,256
Distributions reinvested	—	—	9,378	149,960
Repurchased	(40,496)	(689,227)	(117,354)	(1,536,515)
Net decrease	(34,054)	$(577,066)	(14,604)	$(137,299)
Class R6 shares
Sold	716,487	$12,528,189	1,105,352	$15,585,767
Distributions reinvested	—	—	184,821	2,953,440
Repurchased	(753,826)	(12,694,597)	(1,538,381)	(23,034,395)
Net decrease	(37,339)	$(166,408)	(248,208)	$(4,495,188)
Class 1 shares
Sold	771,735	$13,401,387	1,992,399	$25,313,596
Distributions reinvested	—	—	11,331,504	180,624,181
Repurchased	(13,315,213)	(232,579,189)	(29,428,069)	(415,344,219)
Net decrease	(12,543,478)	$(219,177,802)	(16,104,166)	$(209,406,442)
Total net decrease	(13,689,487)	$(238,500,650)	(18,947,187)	$(244,344,067)

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,047,060	$136,590,715	20,358,969	$295,912,809
Distributions reinvested	—	—	7,066,372	111,719,426
Repurchased	(8,582,744)	(145,340,654)	(21,235,684)	(299,054,108)
Net increase (decrease)	(535,684)	$(8,749,939)	6,189,657	$108,578,127
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class B shares
Sold	—	—	4,630	$61,457
Repurchased	—	—	(966,647)	(13,549,599)
Net decrease	—	—	(962,017)	$(13,488,142)
Class C shares
Sold	625,371	$10,602,216	1,312,187	$18,278,392
Distributions reinvested	—	—	795,003	12,576,118
Repurchased	(3,565,663)	(60,174,436)	(13,295,611)	(194,693,844)
Net decrease	(2,940,292)	$(49,572,220)	(11,188,421)	$(163,839,334)
Class I shares
Sold	614,379	$10,405,668	1,242,338	$17,646,647
Distributions reinvested	—	—	125,089	1,963,899
Repurchased	(491,903)	(8,317,176)	(1,438,527)	(20,109,083)
Net increase (decrease)	122,476	$2,088,492	(71,100)	$(498,537)
Class R1 shares
Sold	—	—	51,066	$720,942
Repurchased	—	—	(976,934)	(14,548,178)
Net decrease	—	—	(925,868)	$(13,827,236)
Class R2 shares
Sold	76,222	$1,282,418	1,169,880	$17,597,129
Distributions reinvested	—	—	89,270	1,398,866
Repurchased	(162,500)	(2,707,909)	(353,908)	(4,993,345)
Net increase (decrease)	(86,278)	$(1,425,491)	905,242	$14,002,650
Class R3 shares
Sold	—	—	76,339	$1,005,047
Repurchased	—	—	(907,250)	(12,291,606)
Net decrease	—	—	(830,911)	$(11,286,559)
Class R4 shares
Sold	11,891	$201,093	31,752	$445,481
Distributions reinvested	—	—	20,498	323,461
Repurchased	(8,871)	(147,928)	(164,890)	(2,514,990)
Net increase (decrease)	3,020	$53,165	(112,640)	$(1,746,048)
Class R5 shares
Sold	31,107	$528,265	73,255	$1,079,425
Distributions reinvested	—	—	28,713	454,533
Repurchased	(121,781)	(1,987,151)	(202,220)	(3,010,093)
Net decrease	(90,674)	$(1,458,886)	(100,252)	$(1,476,135)
Class R6 shares
Sold	1,009,463	$16,952,942	3,154,048	$44,348,877
Distributions reinvested	—	—	451,327	7,094,853
Repurchased	(1,613,079)	(26,387,315)	(4,297,731)	(62,987,243)
Net decrease	(603,616)	$(9,434,373)	(692,356)	$(11,543,513)
Class 1 shares
Sold	640,552	$10,816,275	1,376,173	$19,126,698
Distributions reinvested	—	—	31,501,085	495,197,048
Repurchased	(37,056,232)	(626,846,389)	(84,565,466)	(1,200,817,960)
Net decrease	(36,415,680)	$(616,030,114)	(51,688,208)	$(686,494,214)
42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	409,272	$6,912,415	531,380	$7,337,172
Distributions reinvested	—	—	1,434,709	22,510,588
Repurchased	(476,352)	(7,981,420)	(1,759,595)	(25,244,643)
Net increase (decrease)	(67,080)	$(1,069,005)	206,494	$4,603,117
Total net decrease	(40,613,808)	$(685,598,371)	(59,270,380)	$(777,015,824)

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,212,435	$165,141,739	24,299,951	$349,843,636
Distributions reinvested	431,417	7,067,929	7,231,570	109,771,249
Repurchased	(9,855,352)	(159,217,248)	(23,591,061)	(330,237,925)
Net increase	788,500	$12,992,420	7,940,460	$129,376,960
Class B shares
Sold	—	—	6,737	$92,800
Distributions reinvested	—	—	133	1,892
Repurchased	—	—	(1,046,587)	(14,559,808)
Net decrease	—	—	(1,039,717)	$(14,465,116)
Class C shares
Sold	401,601	$6,487,205	982,496	$13,650,873
Distributions reinvested	925	15,342	755,164	11,590,741
Repurchased	(4,008,665)	(64,529,867)	(15,291,770)	(220,829,022)
Net decrease	(3,606,139)	$(58,027,320)	(13,554,110)	$(195,587,408)
Class I shares
Sold	614,660	$9,921,373	968,377	$13,616,537
Distributions reinvested	10,924	177,680	131,630	1,972,681
Repurchased	(485,132)	(7,794,684)	(1,596,542)	(22,115,621)
Net increase (decrease)	140,452	$2,304,369	(496,535)	$(6,526,403)
Class R1 shares
Sold	—	—	30,893	$423,672
Distributions reinvested	—	—	1,447	19,435
Repurchased	—	—	(638,082)	(9,237,984)
Net decrease	—	—	(605,742)	$(8,794,877)
Class R2 shares
Sold	77,506	$1,239,565	1,205,477	$17,926,311
Distributions reinvested	3,689	60,028	65,726	1,001,253
Repurchased	(164,757)	(2,631,733)	(485,261)	(6,759,643)
Net increase (decrease)	(83,562)	$(1,332,140)	785,942	$12,167,921
Class R3 shares
Sold	—	—	125,779	$1,724,711
Distributions reinvested	—	—	3,189	42,253
Repurchased	—	—	(1,408,170)	(19,358,923)
Net decrease	—	—	(1,279,202)	$(17,591,959)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Multimanager Lifestyle Balanced Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	24,084	$390,519	53,055	$742,487
Distributions reinvested	1,884	30,716	28,567	431,209
Repurchased	(93,297)	(1,529,204)	(100,824)	(1,391,254)
Net decrease	(67,329)	$(1,107,969)	(19,202)	$(217,558)
Class R5 shares
Sold	87,263	$1,393,142	242,367	$3,400,120
Distributions reinvested	5,302	86,739	60,074	906,860
Repurchased	(62,011)	(987,280)	(249,797)	(3,438,301)
Net increase	30,554	$492,601	52,644	$868,679
Class R6 shares
Sold	1,636,969	$26,144,655	4,090,616	$57,193,226
Distributions reinvested	31,498	512,169	468,812	6,984,457
Repurchased	(3,234,037)	(50,504,311)	(5,515,427)	(80,672,438)
Net decrease	(1,565,570)	$(23,847,487)	(955,999)	$(16,494,755)
Class 1 shares
Sold	916,676	$14,759,605	2,359,124	$32,096,135
Distributions reinvested	2,438,084	39,557,084	29,964,589	448,254,151
Repurchased	(33,737,006)	(540,929,131)	(85,815,722)	(1,198,083,171)
Net decrease	(30,382,246)	$(486,612,442)	(53,492,009)	$(717,732,885)
Class 5 shares
Sold	384,636	$6,201,718	471,283	$6,491,845
Distributions reinvested	58,116	943,977	652,455	9,760,567
Repurchased	(341,734)	(5,428,876)	(1,435,002)	(20,198,491)
Net increase (decrease)	101,018	$1,716,819	(311,264)	$(3,946,079)
Total net decrease	(34,644,322)	$(553,421,149)	(62,974,734)	$(838,943,480)

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,267,336	$91,262,523	12,677,036	$170,088,947
Distributions reinvested	287,863	4,228,853	2,511,977	34,876,204
Repurchased	(4,476,136)	(65,075,161)	(10,037,105)	(131,970,595)
Net increase	2,079,063	$30,416,215	5,151,908	$72,994,556
Class B shares
Sold	—	—	3,321	$36,755
Distributions reinvested	—	—	772	9,837
Repurchased	—	—	(430,315)	(5,718,499)
Net decrease	—	—	(426,222)	$(5,671,907)
Class C shares
Sold	339,792	$4,978,321	684,948	$9,227,609
Distributions reinvested	10,602	157,358	308,673	4,331,462
Repurchased	(1,972,708)	(28,768,861)	(6,815,481)	(92,603,221)
Net decrease	(1,622,314)	$(23,633,182)	(5,821,860)	$(79,044,150)
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	225,044	$3,243,115	384,470	$5,122,725
Distributions reinvested	5,458	79,546	37,729	517,056
Repurchased	(132,656)	(1,917,763)	(598,558)	(7,796,518)
Net increase (decrease)	97,846	$1,404,898	(176,359)	$(2,156,737)
Class R1 shares
Sold	—	—	22,017	$288,305
Distributions reinvested	—	—	1,737	22,221
Repurchased	—	—	(346,166)	(4,721,370)
Net decrease	—	—	(322,412)	$(4,410,844)
Class R2 shares
Sold	51,765	$746,516	527,144	$7,275,988
Distributions reinvested	2,672	39,117	23,467	328,824
Repurchased	(95,280)	(1,383,060)	(103,941)	(1,409,115)
Net increase (decrease)	(40,843)	$(597,427)	446,670	$6,195,697
Class R3 shares
Sold	—	—	42,092	$538,025
Distributions reinvested	—	—	2,450	30,889
Repurchased	—	—	(519,232)	(6,747,319)
Net decrease	—	—	(474,690)	$(6,178,405)
Class R4 shares
Sold	20,843	$299,819	59,890	$806,258
Distributions reinvested	1,273	18,580	11,406	156,719
Repurchased	(27,505)	(392,148)	(98,238)	(1,317,813)
Net decrease	(5,389)	$(73,749)	(26,942)	$(354,836)
Class R5 shares
Sold	47,086	$678,106	297,174	$3,943,214
Distributions reinvested	4,125	60,106	30,613	421,145
Repurchased	(81,201)	(1,165,758)	(177,623)	(2,366,943)
Net increase (decrease)	(29,990)	$(427,546)	150,164	$1,997,416
Class R6 shares
Sold	801,620	$11,415,696	1,292,098	$16,697,725
Distributions reinvested	16,445	239,123	115,302	1,576,143
Repurchased	(1,133,806)	(16,167,936)	(1,322,419)	(17,791,096)
Net increase (decrease)	(315,741)	$(4,513,117)	84,981	$482,772
Class 1 shares
Sold	1,569,913	$22,736,452	2,606,193	$34,300,215
Distributions reinvested	994,507	14,491,817	7,601,568	104,269,552
Repurchased	(9,273,740)	(134,617,022)	(24,037,423)	(313,709,998)
Net decrease	(6,709,320)	$(97,388,753)	(13,829,662)	$(175,140,231)
Class 5 shares
Sold	198,601	$2,863,455	540,064	$7,075,084
Distributions reinvested	34,146	496,842	241,052	3,299,848
Repurchased	(160,352)	(2,309,497)	(718,444)	(9,561,256)
Net increase	72,395	$1,050,800	62,672	$813,676
Total net decrease	(6,474,293)	$(93,761,861)	(15,181,752)	$(190,472,993)

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,652,050	$132,734,133	23,990,678	$316,532,440
Distributions reinvested	417,002	5,743,818	2,146,288	28,380,722
Repurchased	(6,830,811)	(93,866,433)	(14,707,724)	(192,080,180)
Net increase	3,238,241	$44,611,518	11,429,242	$152,832,982
Class B shares
Sold	—	—	4,612	$57,678
Distributions reinvested	—	—	2,569	31,608
Repurchased	—	—	(396,676)	(5,156,676)
Net decrease	—	—	(389,495)	$(5,067,390)
Class C shares
Sold	347,375	$4,767,905	1,055,730	$13,735,646
Distributions reinvested	20,485	282,717	251,510	3,298,036
Repurchased	(1,492,801)	(20,518,878)	(7,135,990)	(94,484,536)
Net decrease	(1,124,941)	$(15,468,256)	(5,828,750)	$(77,450,854)
Class I shares
Sold	451,980	$6,219,014	664,063	$8,786,630
Distributions reinvested	12,422	170,729	51,924	686,069
Repurchased	(290,493)	(3,989,695)	(460,241)	(5,952,395)
Net increase	173,909	$2,400,048	255,746	$3,520,304
Class R1 shares
Sold	—	—	92,959	$1,219,083
Distributions reinvested	—	—	5,121	63,842
Repurchased	—	—	(481,357)	(6,375,608)
Net decrease	—	—	(383,277)	$(5,092,683)
Class R2 shares
Sold	62,106	$851,851	614,770	$8,237,467
Distributions reinvested	4,298	59,100	17,628	238,499
Repurchased	(125,749)	(1,726,902)	(154,786)	(2,027,840)
Net increase (decrease)	(59,345)	$(815,951)	477,612	$6,448,126
Class R3 shares
Sold	—	—	57,730	$734,832
Distributions reinvested	—	—	3,960	49,589
Repurchased	—	—	(341,692)	(4,461,237)
Net decrease	—	—	(280,002)	$(3,676,816)
Class R4 shares
Sold	14,389	$196,429	62,886	$820,685
Distributions reinvested	1,650	22,672	10,337	135,331
Repurchased	(7,684)	(104,828)	(101,371)	(1,348,439)
Net increase (decrease)	8,355	$114,273	(28,148)	$(392,423)
Class R5 shares
Sold	8,492	$116,428	141,491	$1,846,801
Distributions reinvested	1,865	25,624	11,087	146,174
Repurchased	(62,164)	(848,398)	(182,231)	(2,396,186)
Net decrease	(51,807)	$(706,346)	(29,653)	$(403,211)
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio , Cont’d	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	238,252	$3,269,100	694,714	$9,052,102
Distributions reinvested	11,767	161,577	73,878	962,696
Repurchased	(422,893)	(5,780,648)	(1,222,616)	(16,167,780)
Net decrease	(172,874)	$(2,349,971)	(454,024)	$(6,152,982)
Class 1 shares
Sold	2,087,933	$28,617,335	9,668,795	$126,606,472
Distributions reinvested	1,048,011	14,390,124	5,463,722	71,703,124
Repurchased	(9,471,830)	(130,107,391)	(19,518,559)	(254,610,241)
Net decrease	(6,335,886)	$(87,099,932)	(4,386,042)	$(56,300,645)
Total net increase (decrease)	(4,324,348)	$(59,314,617)	383,209	$8,264,408
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Multimanager Lifestyle Aggressive Portfolio Amount	Multimanager Lifestyle Growth Portfolio Amount	Multimanager Lifestyle Balanced Portfolio Amount	Multimanager Lifestyle Moderate Portfolio Amount	Multimanager Lifestyle Conservative Portfolio Amount
Class R3 shares as Class R2 shares	October 9, 2020	$3,017,450	$6,201,685	$10,183,188	$3,650,239	$3,493,263
Class B shares as Class A shares	October 14, 2020	$1,453,049	$4,675,112	$4,551,534	$1,936,872	$1,610,552
Class R1 shares as Class R2 shares	October 23, 2020	$4,533,878	$10,081,744	$6,509,654	$3,181,165	$4,463,202
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$43,341,320	$301,614,788	$3,501,055	$582,151,247
Multimanager Lifestyle Growth Portfolio	475,354,896	954,108,961	22,087,717	2,077,214,847
Multimanager Lifestyle Balanced Portfolio	896,684,227	1,145,156,934	43,038,369	2,558,046,141
Multimanager Lifestyle Moderate Portfolio	267,431,342	419,271,831	8,637,966	772,782,843
Multimanager Lifestyle Conservative Portfolio	224,054,169	399,297,950	—	683,697,143
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio	JHF Global Thematic Opportunities Fund	23.2%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II International Strategic Equity Allocation Fund	19.0%
	JHF II U.S. Sector Rotation Fund	17.6%
	JHF International Dynamic Growth Fund	16.4%
	JHF Diversified Real Assets Fund	16.1%
	JHF II Mid Value Fund	15.8%
	JHF II Health Sciences Fund	14.8%
	JHF II Small Cap Growth Fund	14.2%
	JHF II Small Cap Value Fund	13.9%
	JHF II International Small Company Fund	13.7%
	JHF II Science & Technology Fund	13.5%
	JHF II Equity Income Fund	13.4%
	JHF Emerging Markets Equity Fund	12.2%
	JHF II Mid Cap Stock Fund	11.1%
	JHF Disciplined Value International Fund	9.2%
	JHF Small Cap Core Fund	9.1%
	JHF Diversified Macro Fund	8.8%
	JHF Financial Industries Fund	8.1%
	JHF II Capital Appreciation Fund	6.1%
	JHF II Capital Appreciation Value Fund	5.9%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	50.0%
	JHF II International Strategic Equity Allocation Fund	43.6%
	JHF II U.S. Sector Rotation Fund	38.6%
	JHF International Dynamic Growth Fund	36.9%
	JHF Diversified Real Assets Fund	36.2%
	JHF II Mid Value Fund	36.1%
	JHF II Health Sciences Fund	34.4%
	JHF II Science & Technology Fund	32.6%
	JHF II Equity Income Fund	31.3%
	JHF II International Small Company Fund	31.2%
	JHF II Small Cap Value Fund	30.0%
	JHF II Capital Appreciation Value	29.4%
	JHF II Small Cap Growth Fund	28.2%
	JHF II Fundamental Global Franchise Fund	28.1%
	JHF II Mid Cap Stock Fund	25.0%
	JHF Emerging Markets Equity Fund	22.3%
	JHF Small Cap Core Fund	21.8%
	JHF Disciplined Value International Fund	20.9%
	JHF II Global Equity Fund	19.8%
	JHF II Emerging Markets Debt Fund	19.5%
	JHF Financial Industries Fund	18.9%
	JHF Diversified Macro Fund	18.6%
	JHF II Capital Appreciation Fund	15.7%
	JHF II Absolute Return Currency Fund	14.0%
	JHF II Floating Rate Income Fund	13.0%
	JHF High Yield Fund	12.6%
	JHF II Blue Chip Growth Fund	11.3%
	JHF Fundamental Large Cap Core Fund	8.9%
	JHF II Strategic Income Opportunities Fund	7.2%
Multimanager Lifestyle Balanced Portfolio
	JHF II U.S. Sector Rotation Fund	35.0%
	JHF II Multi-Asset High Income Fund	34.5%
	JHF Short Duration Bond Fund	33.7%
	JHF II Emerging Markets Debt Fund	32.6%
	JHF II Capital Appreciation Value	31.2%
	JHF International Dynamic Growth Fund	27.4%
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II International Strategic Equity Allocation Fund	27.4%
	JHF Global Thematic Opportunities Fund	26.2%
	JHF II Fundamental Global Franchise Fund	26.1%
	JHF II Health Sciences Fund	25.7%
	JHF Diversified Real Assets Fund	25.4%
	JHF II Mid Value Fund	24.8%
	JHF II Science & Technology Fund	23.2%
	JHF High Yield Fund	23.1%
	JHF II Floating Rate Income Fund	22.3%
	JHF II Global Equity Fund	22.2%
	JHF Diversified Macro Fund	22.1%
	JHF II Small Cap Value Fund	21.6%
	JHF II Small Cap Growth Fund	20.0%
	JHF II Equity Income Fund	19.5%
	JHF II Absolute Return Currency Fund	17.1%
	JHF II International Small Company Fund	16.9%
	JHF II Mid Cap Stock Fund	16.3%
	JHF II Strategic Income Opportunities Fund	16.1%
	JHF Disciplined Value International Fund	16.0%
	JHF Financial Industries Fund	14.1%
	JHF Small Cap Core Fund	14.1%
	JHF Emerging Markets Equity Fund	13.0%
	JHF II Capital Appreciation Fund	8.7%
	JHF II Blue Chip Growth Fund	7.2%
	JHF II Core Bond Fund	6.1%
	JHF Fundamental Large Cap Core Fund	5.2%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	30.0%
	JHF Short Duration Bond Fund	19.9%
	JHF II Core Bond Fund	13.9%
	JHF II Emerging Markets Debt Fund	13.6%
	JHF High Yield Fund	10.0%
	JHF II Floating Rate Income Fund	9.5%
	JHF II Capital Appreciation Value	9.3%
	JHF Diversified Macro Fund	8.4%
	JHF II Fundamental Global Franchise Fund	7.6%
	JHF II Global Equity Fund	7.3%
	JHF II Absolute Return Currency Fund	6.5%
	JHF II U.S. Sector Rotation Fund	6.3%
	JHF II International Strategic Equity Allocation Fund	6.3%
	JHF II Strategic Income Opportunities Fund	5.5%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	31.6%
	JHF Short Duration Bond Fund	21.9%
	JHF II Core Bond Fund	18.1%
	JHF II Emerging Markets Debt Fund	14.7%
	JHF II Absolute Return Currency Fund	11.4%
	JHF High Yield Fund	10.5%
	JHF II Floating Rate Income Fund	10.2%
	JHF Infrastructure Fund	7.0%
	JHF II Strategic Income Opportunities Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,256,876	$241,435,972	$7,007,146	$(9,930,071)	$602,740	$29,663,384	—	—	$268,779,171
Capital Appreciation	5,694,945	140,710,394	713,247	(24,824,676)	2,725,853	10,178,223	—	—	129,503,041
Capital Appreciation Value	6,933,478	145,578,445	8,091,531	(83,771,444)	10,394,840	3,324,378	—	—	83,617,750
Disciplined Value	7,557,305	154,064,763	19,667,178	(16,328,908)	1,468,655	31,647,970	—	—	190,519,658
Disciplined Value International	14,191,040	186,899,252	22,096,293	(27,165,404)	1,679,474	21,409,006	—	—	204,918,621
Diversified Macro	4,307,423	36,346,348	4,092,101	—	—	783,591	—	—	41,222,040
Diversified Real Assets	16,087,684	110,630,304	44,449,351	—	—	25,102,411	—	—	180,182,066
Emerging Markets Debt	2,121,860	—	20,529,677	(856,502)	5,895	181,544	$94,062	—	19,860,614
Emerging Markets Equity	17,378,796	263,314,414	14,992,111	(23,134,562)	5,219,962	12,802,751	—	—	273,194,676
Equity Income	13,845,626	253,856,305	22,988,519	(20,034,359)	2,680,445	42,620,656	2,071,133	—	302,111,566
Financial Industries	2,749,984	56,126,273	2,667,141	(8,703,374)	1,981,351	7,960,755	—	—	60,032,146
Fundamental Global Franchise	—	30,957,680	683,831	(34,929,834)	9,144,840	(5,856,517)	—	—	—
Fundamental Large Cap Core	3,986,540	259,177,694	4,067,166	(13,010,080)	4,132,399	47,055,084	—	—	301,422,263
Global Equity	2,832,220	65,619,026	1,486,070	(33,537,214)	9,774,391	(1,340,445)	—	—	42,001,828
Global Shareholder Yield	—	37,199,522	—	(38,506,562)	8,689,374	(7,382,334)	—	—	—
Global Thematic Opportunities	6,163,791	86,536,417	104,165	(2,889,946)	284,051	11,010,964	—	—	95,045,651
Health Sciences	9,864,857	64,741,730	3,865,224	(10,077,167)	469,105	5,024,027	—	—	64,022,919
High Yield	2,873,596	—	10,129,054	(245,122)	1,131	115,051	13,283	—	10,000,114
International Dynamic Growth	3,207,780	43,785,768	8,965,441	(6,031,423)	324,333	5,306,848	—	—	52,350,967
International Growth	2,919,307	143,109,614	—	(38,887,946)	16,339,850	(2,533,918)	—	—	118,027,600
International Small Company	9,208,099	116,091,299	—	(8,676,356)	1,801,745	11,869,815	—	—	121,086,503
International Strategic Equity Allocation	28,541,162	311,341,384	646,290	(10,046,479)	1,010,426	24,986,334	—	—	327,937,955
Mid Cap Stock	8,365,348	200,257,491	34,755,807	(11,461,291)	148,925	17,053,790	—	—	240,754,722
Mid Value	14,511,194	215,038,872	40,823,967	(14,031,613)	278,012	41,874,838	—	—	283,984,076
Multifactor Emerging Markets ETF	2,511,808	77,903,352	1,962,188	(6,815,248)	959,329	5,578,020	613,685	—	79,587,641
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Mid Cap ETF	—	$39,079,470	$1,226	$(41,895,156)	$10,431,242	$(7,616,782)	—	—	—
Multifactor Small Cap ETF	—	29,087,786	1,145	(32,107,461)	7,648,290	(4,629,760)	—	—	—
Science & Technology	5,929,235	49,911,519	1,059,458	(22,653,142)	3,808,365	128,839	—	—	$32,255,039
Small Cap Core	7,453,119	99,517,037	24,798,343	(7,037,765)	414,960	22,724,192	—	—	140,416,767
Small Cap Growth	3,716,498	90,551,213	861,584	(7,252,215)	2,020,487	12,826,440	—	—	99,007,509
Small Cap Value	4,726,567	108,582,256	53,628	(15,692,057)	2,490,827	19,137,323	—	—	114,571,977
U.S. Sector Rotation	17,866,787	196,596,745	55,904	(11,617,868)	1,293,623	28,430,381	—	—	214,758,785
					$108,224,920	$409,436,859	$2,792,163	—	$4,091,173,665
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	8,113,783	$52,116,377	$33,102,049	$(834,626)	$(13,457)	$(68,138)	—	—	$84,302,205
Blue Chip Growth	9,751,551	588,825,566	4,168,030	(48,873,504)	7,141,977	64,450,870	—	—	615,712,939
Bond	36,509,124	432,795,788	176,839,648	—	—	(7,599,977)	$8,011,469	—	602,035,459
Capital Appreciation	14,579,253	351,624,404	7,370,609	(60,621,552)	3,840,410	29,318,341	—	—	331,532,212
Capital Appreciation Value	34,414,383	446,043,343	15,233,498	(90,122,725)	7,083,004	36,800,337	—	—	415,037,457
Core Bond	—	310,245,640	41,997,081	(343,457,501)	2,211,321	(10,996,541)	112,845	—	—
Disciplined Value	18,001,416	391,279,444	13,254,270	(33,863,303)	4,723,594	78,421,701	—	—	453,815,706
Disciplined Value International	32,217,110	433,849,147	44,931,888	(67,006,433)	4,895,272	48,545,194	—	—	465,215,068
Diversified Macro	9,104,769	79,957,657	5,560,775	(148,301)	(7,320)	1,769,824	—	—	87,132,635
Diversified Real Assets	36,144,817	280,515,171	66,598,145	(4,484,345)	(285,985)	62,478,967	—	—	404,821,953
Emerging Markets Debt	24,302,188	223,545,800	20,528,346	(11,025,806)	(664,888)	(4,914,968)	4,672,916	—	227,468,484
Emerging Markets Equity	31,800,479	482,773,036	34,147,095	(50,827,269)	15,357,259	18,453,416	—	—	499,903,537
Equity Income	32,220,401	624,156,090	18,952,229	(50,917,234)	6,704,700	104,153,356	4,756,112	—	703,049,141
Financial Industries	6,382,407	136,776,946	647,222	(22,167,175)	4,946,391	19,124,570	—	—	139,327,954
Floating Rate Income	26,233,057	127,989,497	86,917,964	—	—	2,826,911	2,569,339	—	217,734,372
Fundamental Global Franchise	10,354,480	106,122,740	30,748,181	(6,290,143)	296,687	15,431,336	—	—	146,308,801
Fundamental Large Cap Core	7,205,837	485,352,680	5,116,388	(39,556,575)	12,322,837	81,597,992	—	—	544,833,322
Global Equity	12,266,099	194,444,822	7,361,347	(45,389,012)	10,140,808	15,348,289	—	—	181,906,254
Global Shareholder Yield	—	133,527,265	—	(138,205,488)	30,907,215	(26,228,992)	—	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	13,271,597	$188,928,182	$2,676,554	$(11,237,910)	$727,626	$23,553,579	—	—	$204,648,031
Health Sciences	22,976,345	172,460,729	7,617,534	(44,158,098)	4,172,694	9,023,622	—	—	149,116,481
High Yield	54,050,988	183,504,014	49,830,203	(47,953,962)	(99,202)	2,816,385	$5,481,906	—	188,097,438
International Dynamic Growth	7,226,604	87,540,372	32,266,975	(13,691,830)	1,514,349	10,308,306	—	—	117,938,172
International Growth	5,931,912	312,795,742	305,085	(103,439,135)	46,619,242	(16,453,712)	—	—	239,827,222
International Small Company	21,002,997	268,014,917	92,898	(23,088,490)	4,520,955	26,649,131	—	—	276,189,411
International Strategic Equity Allocation	65,556,774	777,109,249	453,261	(87,723,748)	9,625,791	53,782,778	—	—	753,247,331
Mid Cap Stock	18,878,429	485,777,037	67,708,373	(50,520,332)	632,926	39,723,180	—	—	543,321,184
Mid Value	33,236,338	513,676,960	67,742,105	(30,516,803)	885,989	98,646,880	—	—	650,435,131
Multifactor Emerging Markets ETF	6,648,133	203,091,928	6,359,540	(15,664,039)	2,821,331	14,039,993	1,624,272	—	210,648,753
Multifactor Mid Cap ETF	—	85,149,076	6,884	(91,243,220)	22,516,077	(16,428,817)	—	—	—
Multifactor Small Cap ETF	—	72,531,534	17,299	(80,067,637)	19,180,496	(11,661,692)	—	—	—
Science & Technology	14,365,644	118,138,742	1,206,855	(50,530,120)	7,363,534	1,970,090	—	—	78,149,101
Short Duration Credit Opportunities	—	87,735,193	337,196	(87,997,217)	2,221,149	(2,296,321)	337,196	—	—
Small Cap Core	17,822,307	237,748,294	58,811,446	(16,180,626)	1,223,841	54,169,302	—	—	335,772,257
Small Cap Growth	7,404,711	185,365,817	2,257,487	(20,462,819)	6,321,065	23,779,939	—	—	197,261,489
Small Cap Value	10,188,632	234,612,335	506,554	(35,138,463)	5,716,478	41,275,531	—	—	246,972,435
Strategic Income Opportunities	30,515,155	320,346,735	30,851,976	(3,902,640)	(44,898)	11,289	4,929,008	—	347,262,462
U.S. High Yield Bond	—	36,109,268	146,764	(36,559,606)	5,928,443	(5,624,869)	146,764	—	—
U.S. Sector Rotation	39,136,002	494,733,202	—	(95,399,106)	10,739,745	60,340,899	—	—	470,414,740
					$262,187,456	$936,537,981	$32,641,827	—	$11,129,439,137
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	9,906,234	$50,392,278	$53,641,976	$(977,707)	$(13,702)	$(117,075)	—	—	$102,925,770
Asia Pacific Total Return Bond	—	86,137,167	—	(85,445,931)	5,985,826	(6,677,062)	—	—	—
Blue Chip Growth	6,171,816	421,375,291	10,001	(79,212,743)	24,373,033	23,142,864	—	—	389,688,446
Bond	57,062,213	895,539,428	68,197,084	(5,555,921)	(121,352)	(17,103,351)	$14,158,246	—	940,955,888
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	8,064,184	$236,039,135	$10,000	$(71,496,308)	$25,165,927	$(6,339,215)	—	—	$183,379,539
Capital Appreciation Value	36,527,835	450,889,439	9,895,295	(64,409,595)	4,929,859	39,220,694	—	—	440,525,692
Core Bond	8,426,217	634,988,865	44,669,446	(552,802,776)	6,684,303	(23,577,705)	$585,584	—	109,962,133
Disciplined Value	11,254,566	271,604,213	2,350,246	(47,091,481)	12,634,858	44,229,769	—	—	283,727,605
Disciplined Value International	24,653,896	294,961,646	37,609,029	(10,718,897)	337,505	33,812,977	—	—	356,002,260
Diversified Macro	10,808,389	52,401,800	50,080,736	(626,599)	(32,910)	1,613,254	—	—	103,436,281
Diversified Real Assets	25,390,665	219,049,178	20,571,106	(3,903,357)	(269,328)	48,927,850	—	—	284,375,449
Emerging Markets Debt	40,657,054	392,180,680	45,253,600	(46,916,717)	(2,694,657)	(7,272,876)	8,234,374	—	380,550,030
Emerging Markets Equity	18,575,762	282,489,538	23,466,622	(33,872,765)	11,765,858	8,161,730	—	—	292,010,983
Equity Income	20,132,673	437,764,830	3,081,360	(78,755,640)	18,334,140	58,870,241	3,081,359	—	439,294,931
Financial Industries	4,762,712	97,819,831	6,611,071	(17,312,001)	3,705,677	13,145,429	—	—	103,970,007
Floating Rate Income	44,982,210	229,653,216	138,555,219	—	—	5,143,909	4,930,354	—	373,352,344
Fundamental Global Franchise	9,620,599	114,047,323	23,516,305	(18,426,564)	1,176,190	15,625,805	—	—	135,939,059
Fundamental Large Cap Core	4,176,729	337,191,208	—	(83,868,018)	28,211,718	34,267,554	—	—	315,802,462
Global Equity	13,802,591	171,584,044	26,689,811	(17,688,483)	1,103,663	23,003,387	—	—	204,692,422
Global Shareholder Yield	4,375,190	120,045,359	920,178	(75,093,977)	16,282,061	(8,601,299)	920,178	—	53,552,322
Global Thematic Opportunities	6,953,604	99,068,099	2,580,726	(7,031,757)	967,675	11,639,830	—	—	107,224,573
Health Sciences	17,152,872	129,169,642	1,838,737	(29,722,222)	3,961,482	6,074,502	—	—	111,322,141
High Yield	99,252,790	333,070,843	108,292,768	(101,089,529)	(731,649)	5,857,276	10,304,857	—	345,399,709
International Dynamic Growth	5,365,393	72,346,688	17,546,750	(11,875,593)	2,043,734	7,501,639	—	—	87,563,218
International Growth	4,676,947	222,625,537	—	(53,509,721)	23,229,128	(3,255,958)	—	—	189,088,986
International Small Company	11,365,267	148,099,668	—	(15,632,543)	3,245,220	13,740,914	—	—	149,453,259
International Strategic Equity Allocation	41,145,839	496,863,808	784,506	(65,026,481)	6,861,032	33,282,830	—	—	472,765,695
Mid Cap Stock	12,289,541	300,617,443	71,899,906	(45,543,738)	356,144	26,363,239	—	—	353,692,994
Mid Value	22,805,189	322,054,109	88,217,775	(25,830,926)	690,268	61,166,330	—	—	446,297,556
Multi-Asset High Income	4,987,011	52,451,443	2,354,455	(1,640,837)	5,273	1,287,821	1,121,401	—	54,458,155
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	3,891,963	$120,972,359	$3,174,825	$(10,808,630)	$1,947,086	$8,032,764	$950,884	—	$123,318,404
Multifactor Mid Cap ETF	—	68,969,680	1,633	(73,904,514)	18,625,991	(13,692,790)	—	—	—
Multifactor Small Cap ETF	—	51,838,180	2,567	(57,199,110)	14,210,715	(8,852,352)	—	—	—
Science & Technology	10,210,424	79,994,978	301,978	(31,176,886)	4,959,112	1,465,524	—	—	55,544,706
Short Duration Bond	19,009,320	—	191,314,177	—	—	(270,513)	1,427,827	—	191,043,664
Short Duration Credit Opportunities	—	227,641,588	877,972	(228,314,072)	2,363,769	(2,569,257)	877,972	—	—
Small Cap Core	11,505,149	152,855,198	40,583,598	(12,367,240)	804,811	34,880,634	—	—	216,757,001
Small Cap Growth	5,231,678	133,289,701	1,337,086	(16,687,168)	5,167,472	16,264,823	—	—	139,371,914
Small Cap Value	7,344,312	174,280,718	182,835	(30,497,473)	4,653,431	29,406,617	—	—	178,026,128
Strategic Income Opportunities	68,328,822	751,291,801	34,907,017	(8,568,859)	(72,102)	24,139	11,133,886	—	777,581,996
U.S. High Yield Bond	—	66,851,401	273,355	(67,686,380)	10,248,076	(9,686,452)	273,354	—	—
U.S. Sector Rotation	35,447,825	444,785,617	—	(82,307,157)	8,895,130	54,709,272	—	—	426,082,862
					$269,990,467	$552,847,712	$58,000,276	—	$9,919,136,584
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,756,583	$23,323,640	$15,744,092	—	—	$(36,830)	—	—	$39,030,902
Alternative Risk Premia	—	25,084,783	—	$(25,274,608)	$(5,140,588)	5,330,413	$8,530	—	—
Asia Pacific Total Return Bond	—	53,534,256	—	(53,107,046)	3,761,539	(4,188,749)	—	—	—
Blue Chip Growth	1,031,761	82,171,678	10,881	(25,613,825)	7,448,626	1,128,014	—	—	65,145,374
Bond	23,431,243	372,621,266	22,172,894	(1,392,386)	(48,452)	(6,972,133)	5,806,672	—	386,381,189
Capital Appreciation	1,348,088	43,215,941	153,436	(16,159,129)	6,242,174	(2,796,894)	—	—	30,655,528
Capital Appreciation Value	10,911,012	138,039,616	9,281,066	(29,610,320)	2,200,852	11,675,597	—	—	131,586,811
Core Bond	19,337,222	388,354,018	20,771,437	(147,687,599)	(895,904)	(8,191,207)	970,811	—	252,350,745
Disciplined Value	2,090,280	55,155,100	293,544	(14,156,247)	3,231,813	8,171,748	—	—	52,695,958
Disciplined Value International	4,317,388	48,200,277	10,913,940	(2,254,878)	196,775	5,286,962	—	—	62,343,076
Diversified Macro	4,092,755	—	39,447,972	(728,698)	9,182	439,209	—	—	39,167,665
Diversified Real Assets	4,968,706	50,723,105	1,138,843	(7,561,639)	744,951	10,604,242	—	—	55,649,502
Emerging Markets Debt	17,011,461	145,484,129	42,893,744	(25,162,861)	(1,432,657)	(2,555,079)	3,502,605	—	159,227,276
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,004,763	$29,908,222	$3,167,203	$(3,710,769)	$1,476,822	$673,394	—	—	$31,514,872
Equity Income	3,774,280	88,279,879	869,075	(22,274,114)	3,872,224	11,607,730	$588,748	—	82,354,794
Floating Rate Income	19,123,666	102,219,166	54,330,765	(27,800)	(1,974)	2,206,272	2,044,263	—	158,726,429
Fundamental Global Franchise	2,788,299	34,777,219	4,884,418	(5,140,291)	318,052	4,559,268	—	—	39,398,666
Fundamental Large Cap Core	786,158	66,703,083	—	(19,528,980)	6,633,647	5,633,680	—	—	59,441,430
Global Equity	4,531,897	49,669,344	21,035,091	(9,450,569)	2,198,013	3,756,154	—	—	67,208,033
Global Shareholder Yield	3,046,009	35,765,771	1,709,322	(3,948,579)	881,102	2,875,534	644,616	—	37,283,150
High Yield	42,938,874	123,242,484	36,203,690	(12,159,271)	(582,304)	2,722,684	3,870,998	—	149,427,283
Infrastructure	1,052,801	15,415,906	326,741	(1,748,496)	445,938	909,744	144,613	—	15,349,833
International Dynamic Growth	—	15,105,977	1,228,187	(17,528,935)	5,902,803	(4,708,032)	—	—	—
International Growth	1,371,613	37,743,246	20,154,975	(6,257,186)	2,696,736	1,116,554	—	—	55,454,325
International Small Company	2,002,464	26,344,030	41,448	(3,052,203)	635,121	2,364,001	—	—	26,332,397
International Strategic Equity Allocation	9,459,972	115,833,149	49,558	(16,458,457)	2,149,004	7,121,823	—	—	108,695,077
Mid Cap Stock	2,559,970	58,421,698	17,590,063	(8,390,365)	396,353	5,658,190	—	—	73,675,939
Mid Value	4,215,961	65,085,250	16,207,556	(10,281,631)	2,885,389	8,609,799	—	—	82,506,363
Multi-Asset High Income	4,336,682	46,489,464	1,061,003	(1,334,943)	22,237	1,118,803	981,857	—	47,356,564
Multifactor Emerging Markets ETF	785,124	24,260,353	792,297	(2,215,385)	422,524	1,617,179	191,822	—	24,876,968
Short Duration Bond	11,190,269	51,646,395	61,110,528	—	—	(294,718)	1,216,487	—	112,462,205
Short Duration Credit Opportunities	—	71,727,267	275,852	(71,941,052)	759,589	(821,656)	275,852	—	—
Small Cap Core	666,751	8,018,018	3,696,611	(1,395,817)	93,752	2,149,020	—	—	12,561,584
Small Cap Growth	1,304,494	34,092,274	1,284,490	(6,163,369)	1,636,627	3,901,689	—	—	34,751,711
Small Cap Value	1,521,767	41,855,870	654,898	(12,888,055)	2,172,197	5,092,729	—	—	36,887,639
Strategic Income Opportunities	23,203,305	258,567,798	6,425,199	(947,158)	(5,491)	13,263	3,788,362	—	264,053,611
U.S. High Yield Bond	—	25,070,917	98,376	(25,379,339)	3,618,823	(3,408,777)	98,376	—	—
U.S. Sector Rotation	6,405,205	85,218,287	—	(20,083,911)	2,163,799	9,692,389	—	—	76,990,564
					$57,109,294	$92,062,009	$24,134,612	—	$2,871,543,463
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	55

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	6,609,053	$24,838,236	$45,471,623	$(1,816,970)	$(13,843)	$189,012	—	—	$68,668,058
Alternative Risk Premia	—	26,087,771	—	(26,285,186)	(5,283,627)	5,481,042	$8,871	—	—
Asia Pacific Total Return Bond	—	45,552,542	—	(45,188,789)	2,859,196	(3,222,949)	—	—	—
Blue Chip Growth	374,607	16,706,036	8,395,962	(3,885,585)	297,201	2,139,049	—	—	23,652,663
Bond	27,190,933	450,530,627	16,764,749	(10,298,094)	(304,941)	(8,313,851)	6,867,668	—	448,378,490
Capital Appreciation	—	7,186,037	861,866	(8,185,267)	2,130,203	(1,992,839)	—	—	—
Capital Appreciation Value	4,350,439	72,044,623	691,325	(26,063,862)	2,500,966	3,293,244	—	—	52,466,296
Core Bond	25,130,323	464,617,634	12,588,883	(138,617,272)	(1,914,785)	(8,723,749)	1,245,730	—	327,950,711
Disciplined Value	530,868	14,217,582	726,729	(4,449,126)	890,633	1,997,375	—	—	13,383,193
Disciplined Value International	1,627,594	9,986,458	13,659,763	(1,567,645)	49,458	1,374,426	—	—	23,502,460
Diversified Real Assets	—	37,178,651	167,484	(44,994,413)	6,961,652	686,626	—	—	—
Emerging Markets Debt	18,284,083	132,063,813	53,781,505	(11,068,624)	(566,691)	(3,070,990)	3,516,896	—	171,139,013
Emerging Markets Equity	1,411,909	15,643,860	9,264,708	(3,742,148)	568,943	459,852	—	—	22,195,215
Equity Income	958,741	20,475,127	2,031,135	(5,071,121)	871,446	2,613,141	138,439	—	20,919,728
Floating Rate Income	20,600,972	110,046,900	60,455,478	(1,823,325)	(160,686)	2,469,703	2,070,412	—	170,988,070
Fundamental Global Franchise	1,316,092	16,662,713	2,184,886	(2,448,089)	102,292	2,094,573	—	—	18,596,375
Fundamental Large Cap Core	164,985	10,581,578	2,126,461	(2,260,330)	587,001	1,439,777	—	—	12,474,487
Global Equity	1,673,632	22,699,920	3,844,347	(4,453,749)	1,182,915	1,546,532	—	—	24,819,965
Global Shareholder Yield	1,317,241	16,271,624	1,043,644	(2,820,660)	885,071	743,354	275,068	—	16,123,033
High Yield	45,241,820	127,303,553	34,997,812	(7,076,655)	(3,039)	2,219,861	3,778,831	—	157,441,532
Infrastructure	2,938,770	43,619,502	2,217,482	(6,749,717)	1,385,932	2,374,070	399,916	—	42,847,269
International Dynamic Growth	—	5,205,413	631,349	(6,320,849)	2,124,955	(1,640,868)	—	—	—
International Growth	528,918	14,071,941	10,481,331	(4,508,505)	1,269,261	70,133	—	—	21,384,161
International Strategic Equity Allocation	5,752,038	69,937,850	1,866,938	(11,348,397)	1,328,710	4,305,810	—	—	66,090,911
Mid Cap Stock	975,697	21,261,097	9,885,326	(5,523,201)	259,001	2,198,334	—	—	28,080,557
Mid Value	1,742,287	23,855,004	11,191,754	(5,035,610)	1,050,645	3,034,772	—	—	34,096,565
Multi-Asset High Income	4,562,296	50,221,061	1,135,769	(2,746,199)	88,668	1,120,975	1,043,027	—	49,820,274
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	—	$33,230	$90	$(36,643)	$16,549	$(13,226)	—	—	—
Short Duration Bond	12,369,725	64,031,853	61,303,011	(672,793)	(1,999)	(344,332)	$1,382,731	—	$124,315,740
Short Duration Credit Opportunities	—	74,262,810	283,682	(74,487,614)	640,553	(699,431)	283,682	—	—
Small Cap Growth	893,669	15,068,829	10,670,534	(4,951,598)	915,292	2,104,284	—	—	23,807,341
Small Cap Value	1,064,777	16,324,356	10,543,126	(3,994,713)	704,844	2,232,586	—	—	25,810,199
Strategic Income Opportunities	21,800,793	250,477,541	6,362,233	(8,756,428)	204,468	(194,793)	3,614,941	—	248,093,021
U.S. High Yield Bond	—	20,587,773	78,688	(20,840,272)	3,592,318	(3,418,507)	78,688	—	—
U.S. Sector Rotation	2,548,280	33,294,052	648,557	(7,989,617)	840,225	3,837,106	—	—	30,630,323
					$26,058,787	$18,390,102	$24,704,900	—	$2,267,675,650
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the"1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor ( with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent, and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(g)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(h)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed each Fund’s performance and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee for the Funds is paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which is affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)the the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Advisor not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	61

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2020	Fees and expenses	2021 comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, ﬁve- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are lower than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index for the three-, five- and ten-year periods.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board noted that the Fund outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three- and ﬁve-year periods and underperformed the peer group median for the ten-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the three-, ﬁve- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and five-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
62	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio (subadviser)	Performance as of 12.31.2020	Fees and expenses	2021 comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, ﬁve- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the one-, three-, ﬁve- and ten-year periods relative to the benchmark index.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one-year period and underperfromed the benchmark indix for the three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, ﬁve- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are lower than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the three-, ﬁve- and ten-year periods relative to the benchmark index.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board noted that the Fund outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	63

Portfolio (subadviser)	Performance as of 12.31.2020	Fees and expenses	2021 comments
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, ﬁve- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
64	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Balanced Portfolio, John Hancock Multimanager Lifestyle Conservative Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, John Hancock Multimanager Lifestyle Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Portfolios’ subadvisor(s), Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	65

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
66	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1710259	LSSA 6/21
8/2021

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not Applicable
(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

By: /s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: August 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: August 10, 2021

By: /s/ Charles Rizzo

_________________________________

    Charles A. Rizzo

Chief Financial Officer

Date: August 10, 2021